UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22424

Global Macro Absolute Return Advantage Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2022

Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited)

Asset-Backed Securities — 2.2%
Security	Principal Amount (000’s omitted)	Value

Unison Trust, Series 2021-1, Class A, 4.50%, 4/25/50(1)(2)	$50,580	$47,580,994

Total Asset-Backed Securities (identified cost $49,839,702)		$47,580,994

Collateralized Mortgage Obligations — 2.0%
Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:

Interest Only:(3)

Series 2770, Class SH, 6.546%, (7.10%-1 mo. USD LIBOR), 3/15/34(4)	$839	$138,096

Series 4791, Class JI, 4.00%, 5/15/48	9,042	1,644,823

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:

Series 2020-HQA4, Class B1, 5.918%, (1 mo. USD LIBOR + 5.25%), 9/25/50(1)(5)	3,561	3,686,090

Series 2020-HQA4, Class B1, 6.668%, (1 mo. USD LIBOR + 6.00%), 8/25/50(1)(5)	7,326	7,690,601

Series 2022-HQA1, Class B1, 7.289%, (30-day average SOFR + 7.00%), 3/25/42(1)(5)	6,303	6,406,481

Series 2022-HQA1, Class M1B, 3.789%, (30-day average SOFR + 3.50%), 3/25/42(1)(5)	2,521	2,579,550

Series 2022-HQA1, Class M2, 5.539%, (30-day average SOFR + 5.25%), 3/25/42(1)(5)	5,043	5,152,597

Federal National Mortgage Association:

Interest Only:(3)

Series 424, Class C8, 3.50%, 2/25/48	11,455	1,950,592

Series 2010-109, Class PS, 5.932%, (6.60% -1 mo. USD LIBOR), 10/25/40(4)	1,798	257,573

Series 2018-21, Class IO, 3.00%, 4/25/48	9,613	1,722,996

Series 2018-58, Class BI, 4.00%, 8/25/48	1,602	295,904

Federal National Mortgage Association Connecticut Avenue Securities:

Series 2021-R02, Class 2B1, 3.589%, (30-day average SOFR + 3.30%), 11/25/41(1)(5)	9,233	8,577,748

Series 2022-R02, Class 2B2, 7.939%, (30-day average SOFR + 7.65%), 1/25/42(1)(5)	4,412	4,209,338

Total Collateralized Mortgage Obligations (identified cost $67,577,029)		$44,312,389

Common Stocks — 5.8%
Security	Shares	Value

Argentina — 0.5%

Banco Macro S.A. ADR(6)	123,900	$1,817,613

Grupo Financiero Galicia S.A. ADR	183,900	1,671,651

IRSA Inversiones y Representaciones S.A. ADR(6)	133,500	603,420

Loma Negra Cia Industrial Argentina S.A. ADR	281,200	1,580,344

Pampa Energia S.A. ADR(6)	121,000	2,609,970

Telecom Argentina S.A. ADR(6)	335,800	1,836,826

Transportadora de Gas del Sur S.A. ADR(6)	225,961	1,448,410

		$11,568,234

Brazil — 0.6%

Pagseguro Digital, Ltd., Class A(6)	90,400	$1,329,784

Petroleo Brasileiro S.A. ADR	574,100	7,790,537

StoneCo, Ltd., Class A(6)	125,000	1,177,500

XP, Inc., Class A(6)	110,300	2,714,483

		$13,012,304

Bulgaria — 0.7%

Eurohold Bulgaria AD(6)	11,361,600	$14,692,778

		$14,692,778

Cyprus — 0.4%

Bank of Cyprus Holdings PLC(6)	8,424,416	$9,349,676

		$9,349,676

Egypt — 0.1%

Taaleem Management Services Co. SAE(6)	11,253,385	$2,258,015

		$2,258,015

Greece — 1.0%

Alpha Services and Holdings S.A.(6)	1,307,900	$1,472,228

Eurobank Ergasias Services and Holdings S.A.(6)	2,207,700	2,281,756

Hellenic Telecommunications Organization S.A.	227,300	4,372,809

JUMBO S.A.	145,300	2,355,003

Motor Oil (Hellas) Corinth Refineries S.A.	78,100	1,235,554

Mytilineos S.A.	102,500	1,898,081

National Bank of Greece S.A.(6)	460,300	1,825,769

OPAP S.A.	161,100	2,387,885

Piraeus Financial Holdings S.A.(6)	1,909,800	2,757,107

Public Power Corp. S.A.(6)	132,900	1,064,039

Titan Cement International S.A.	6,605	92,538

		$21,742,769

19	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Iceland — 0.8%

Arion Banki HF(1)	3,025,250	$3,927,795

Eik Fasteignafelag HF	9,249,405	1,121,499

Eimskipafelag Islands HF	769,259	3,319,946

Hagar HF	2,980,965	1,834,801

Islandsbanki HF	1,701,619	1,624,160

Reginn HF	4,450,968	1,308,976

Reitir Fasteignafelag HF	2,707,483	2,167,441

Siminn HF	12,984,530	1,241,912

		$16,546,530

Indonesia — 0.6%

Allo Bank Indonesia Tbk PT(6)	701,500	$313,886

Astra International Tbk PT	1,947,300	1,016,766

Bank Central Asia Tbk PT	5,806,800	3,256,869

Bank Jago Tbk PT(6)	566,200	454,791

Bank Mandiri Persero Tbk PT	2,076,400	1,274,982

Bank Negara Indonesia Persero Tbk PT	859,000	542,588

Bank Rakyat Indonesia Persero Tbk PT	7,060,500	2,352,467

Bayan Resources Tbk PT	132,500	387,706

Chandra Asri Petrochemical Tbk PT	769,100	532,631

Charoen Pokphand Indonesia Tbk PT	788,700	279,607

Elang Mahkota Teknologi Tbk PT(6)	2,359,200	485,773

Merdeka Copper Gold Tbk PT(6)	1,185,077	431,875

Telkom Indonesia Persero Tbk PT	4,930,900	1,569,804

Unilever Indonesia Tbk PT	1,342,700	359,392

United Tractors Tbk PT	171,300	357,452

		$13,616,589

Japan — 0.2%

Mizuho Financial Group, Inc.	112,700	$1,368,483

SBI Holdings, Inc.	18,800	420,502

Sumitomo Mitsui Financial Group, Inc.	41,800	1,262,942

Tokio Marine Holdings, Inc.	25,600	1,384,158

		$4,436,085

United Arab Emirates — 0.1%

Dubai Electricity & Water Authority PJSC(6)	2,009,569	$1,548,326

		$1,548,326

United Kingdom — 0.0%(7)

Tesnik Cuatro, Ltd.(8)	584,285	$411,804

		$411,804

Vietnam — 0.8%

Bank for Foreign Trade of Vietnam JSC	371,402	$1,307,445

Binh Minh Plastics JSC	45,300	120,987

Security	Shares		Value

Vietnam (continued)

Coteccons Construction JSC		148,570	$357,781

Ho Chi Minh City Infrastructure Investment JSC(6)		868,000	888,602

Hoa Phat Group JSC		1,232,170	2,312,596

KIDO Group Corp.		38,090	85,814

Masan Group Corp.		167,040	840,409

Mobile World Investment Corp.		558,000	3,879,258

Refrigeration Electrical Engineering Corp.		435,860	1,556,763

SSI Securities Corp.		280,688	407,424

Vietnam Dairy Products JSC		352,996	1,138,082

Vietnam Prosperity JSC Bank(6)		888,013	1,518,557

Vietnam Technological & Commercial Joint Stock Bank(6)		666,300	1,366,055

Vingroup JSC(6)		458,952	1,594,521

			$17,374,294

Total Common Stocks (identified cost $133,545,522)			$126,557,404

Convertible Bonds — 0.4%
Security	Principal Amount (000’s omitted)		Value

Bermuda — 0.2%

Liberty Latin America, Ltd., 2.00%, 7/15/24	USD	4,760	$4,340,525

			$4,340,525

India — 0.2%

Indiabulls Housing Finance, Ltd., 4.50%, 9/28/26(9)	USD	4,605	$3,587,940

			$3,587,940

Total Convertible Bonds (identified cost $9,366,091)			$7,928,465

Foreign Corporate Bonds — 9.5%
Security	Principal Amount (000’s omitted)		Value

Argentina — 1.0%

IRSA Propiedades Comerciales S.A., 8.75%, 3/23/23(9)	USD	1,461	$1,439,786

YPF S.A.:

4.00% to 1/1/23, 2/12/26(9)(10)	USD	2,726	2,420,082

4.00% to 1/1/23, 2/12/26(1)(10)	USD	18,233	16,187,867

6.95%, 7/21/27(9)	USD	1,428	1,035,479

20	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)		Value

Argentina (continued)

YPF S.A.: (continued)

8.50%, 7/28/25(9)	USD	760	$620,453

			$21,703,667

Armenia — 0.6%

Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(9)	USD	13,208	$12,283,440

			$12,283,440

Brazil — 1.7%

Arcos Dorados BV, 6.125%, 5/27/29(1)	USD	3,379	$3,318,398

Braskem America Finance Co., 7.125%, 7/22/41(9)	USD	1,778	1,772,586

Braskem Netherlands Finance BV, 5.875%, 1/31/50(9)	USD	6,191	5,546,641

Coruripe Netherlands BV:

10.00%, 2/10/27(1)	USD	1,194	1,035,795

10.00%, 2/10/27(9)	USD	2,597	2,252,897

MC Brazil Downstream Trading S.a.r.l., 7.25%, 6/30/31(1)	USD	5,892	5,136,056

Natura & Co. Luxembourg Holding S.a.r.l., 6.00%, 4/19/29(1)	USD	1,883	1,831,218

Natura Cosmeticos S.A., 4.125%, 5/3/28(9)	USD	7,545	6,775,561

Odebrecht Offshore Drilling Finance, Ltd., 6.72%, 12/1/22(9)	USD	1,515	1,499,813

Petrobras Global Finance BV, 6.90%, 3/19/49	USD	736	694,832

Vale S.A., 2.762%(11)(12)	BRL	64,850	6,099,415

			$35,963,212

Bulgaria — 0.5%

Bulgarian Energy Holding EAD, 2.45%, 7/22/28(9)	EUR	265	$224,309

Eurohold Bulgaria AD, 6.50%, 12/7/22(9)	EUR	9,718	10,228,120

			$10,452,429

China — 0.5%

KWG Group Holdings, Ltd., 7.875%, 9/1/23(9)	USD	2,385	$1,123,335

Shimao Group Holdings, Ltd., 5.60%, 7/15/26(9)	USD	7,800	1,930,500

Sunac China Holdings, Ltd.:

6.50%, 7/9/23(9)	USD	2,800	735,000

8.35%, 4/19/23(9)	USD	5,201	1,287,247

Times China Holdings, Ltd.:

5.55%, 6/4/24(9)	USD	6,284	3,330,520

6.75%, 7/16/23(9)	USD	4,471	2,485,876

			$10,892,478

Security	Principal Amount (000’s omitted)		Value

Georgia — 0.4%

Georgia Capital JSC:

6.125%, 3/9/24(1)	USD	2,580	$2,509,050

6.125%, 3/9/24(9)	USD	2,988	2,905,830

Silknet JSC, 8.375%, 1/31/27(9)	USD	2,715	2,653,912

			$8,068,792

Honduras — 0.2%

Inversiones Atlantida S.A., 7.50%, 5/19/26(9)	USD	4,625	$4,538,721

			$4,538,721

Iceland — 1.3%

Arion Banki HF, 6.00%, 4/12/24(9)	ISK	1,720,000	$13,301,562

Islandsbanki HF, 6.40%, 10/26/23	ISK	900,000	6,988,020

Landsbankinn HF, 5.00%, 11/23/23(9)	ISK	1,020,000	7,775,704

WOW Air HF:

0.00%(8)(11)(13)	EUR	121	0

0.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(8)(13)	EUR	5,500	0

			$28,065,286

India — 0.3%

JSW Infrastructure, Ltd., 4.95%, 1/21/29(9)	USD	5,576	$5,020,018

JSW Steel, Ltd., 5.05%, 4/5/32(9)	USD	2,277	1,953,230

			$6,973,248

Indonesia — 0.1%

Freeport Indonesia PT, 5.315%, 4/14/32(9)	USD	2,921	$2,840,673

			$2,840,673

Mexico — 0.5%

Alpha Holding S.A. de CV:

9.00%, 2/10/25(9)(13)	USD	5,879	$367,437

10.00%, 12/19/22(9)(13)	USD	2,864	182,609

Braskem Idesa SAPI, 6.99%, 2/20/32(9)	USD	4,630	4,163,227

Grupo Kaltex S.A. de CV, 8.875%, 4/11/22(9)	USD	2,297	1,316,376

Petroleos Mexicanos, 6.75%, 9/21/47	USD	5,400	3,913,218

			$9,942,867

Moldova — 0.3%

Aragvi Finance International DAC, 8.45%, 4/29/26(9)	USD	8,981	$6,990,361

			$6,990,361

Nigeria — 0.3%

IHS Holding, Ltd., 5.625%, 11/29/26(9)	USD	2,750	$2,625,563

21	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)		Value

Nigeria (continued)

SEPLAT Petroleum Development Co. PLC, 7.75%, 4/1/26(9)	USD	4,892	$4,664,864

			$7,290,427

Paraguay — 0.3%

Frigorifico Concepcion S.A., 7.70%, 7/21/28(1)	USD	7,075	$6,176,970

			$6,176,970

Peru — 0.0%(7)

PetroTal Corp., 12.00%, 2/16/24(1)(9)	USD	1,012	$1,052,480

			$1,052,480

South Africa — 0.4%

HTA Group, Ltd., 7.00%, 12/18/25(9)	USD	403	$399,732

Petra Diamonds US Treasury PLC, 10.50% PIK, 3/8/26(9)(14)	USD	7,682	8,143,008

			$8,542,740

Turkey — 0.3%

Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(9)	USD	6,880	$6,408,032

			$6,408,032

Uzbekistan — 0.8%

Ipoteka-Bank ATIB, 5.50%, 11/19/25(9)	USD	1,336	$1,214,090

Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV (FMO), 15.00%, 12/8/22	UZS	177,000,000	15,682,196

			$16,896,286

Total Foreign Corporate Bonds (identified cost $244,369,396)			$205,082,109

Loan Participation Notes — 2.4%
Security	Principal Amount (000’s omitted)		Value

Uzbekistan — 2.4%

Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/23(8)(9)(15)	UZS	294,368,000	$25,745,417

Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/26/23(8)(9)(15)	UZS	290,568,000	25,592,326

Total Loan Participation Notes (identified cost $58,687,821)			$51,337,743

Reinsurance Side Cars — 1.1%
Security	Shares		Value

Eden Re II, Ltd.:

Series 2021A, 0.00%, 3/21/25(1)(8)(16)(17)		2,130,000	$1,814,760

Series 2022A, 0.00%, 3/20/26(1)(8)(16)(17)		2,200,000	2,189,000

Series 2022B, 0.00%, 3/20/26(1)(8)(16)(17)		4,900,000	4,877,950

Mt. Logan Re, Ltd., Series A-1(6)(8)(17)(18)		8,600	7,901,460

Sussex Capital, Ltd.:

Designated Investment Series 14, 12/21(6)(8)(17)(18)		1,114	1,101,713

Series 14, Preference Shares(6)(8)(17)(18)		7,500	6,521,097

Total Reinsurance Side Cars (identified cost $25,330,000)			$24,405,980

Senior Floating-Rate Loans — 0.4%(19)
Borrower/Description	Principal Amount (000’s omitted)		Value

Argentina — 0.0%(7)

Desa, LLC, Term Loan, 0.188%, 6/30/24(8)(20)		$1,204	$906,940

			$906,940

Mexico — 0.4%

Petroleos Mexicanos, Term Loan, 6/28/24(21)		$8,171	$7,885,015

			$7,885,015

Total Senior Floating-Rate Loans (identified cost $8,936,262)			$8,791,955

Sovereign Government Bonds — 48.8%
Security	Principal Amount (000’s omitted)		Value

Armenia — 0.8%

Republic of Armenia:

3.60%, 2/2/31(9)	USD	5,818	$4,349,327

3.95%, 9/26/29(9)	USD	4,628	3,725,540

7.15%, 3/26/25(9)	USD	8,367	8,254,464

			$16,329,331

Azerbaijan — 0.4%

Republic of Azerbaijan, 3.50%, 9/1/32(9)	USD	9,907	$8,780,349

			$8,780,349

22	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)		Value

Bahrain — 1.3%

Kingdom of Bahrain:

5.45%, 9/16/32(9)	USD	18,625	$16,820,107

6.00%, 9/19/44(9)	USD	7,172	5,956,245

7.50%, 9/20/47(9)	USD	4,847	4,526,129

			$27,302,481

Barbados — 1.9%

Government of Barbados, 6.50%, 10/1/29(9)	USD	43,780	$42,083,674

			$42,083,674

Benin — 0.9%

Benin Government International Bond, 6.875%, 1/19/52(9)	EUR	23,680	$20,648,004

			$20,648,004

Costa Rica — 0.6%

Costa Rica Government International Bond, 9.66%, 9/30/26(9)	CRC	7,043,600	$12,177,992

			$12,177,992

Croatia — 1.2%

Croatia Government International Bond:

1.125%, 3/4/33(9)	EUR	19,199	$16,497,361

1.75%, 3/4/41(9)	EUR	10,868	9,048,977

			$25,546,338

Dominican Republic — 2.1%

Dominican Republic:

6.00%, 2/22/33(1)	USD	4,823	$4,393,185

6.40%, 6/5/49(9)	USD	19,295	16,423,390

6.50%, 2/15/48(9)	USD	431	372,238

6.85%, 1/27/45(9)	USD	13,951	12,601,857

8.00%, 1/15/27(9)	DOP	128,350	2,116,126

8.00%, 2/12/27(9)	DOP	598,080	9,849,540

			$45,756,336

Ecuador — 0.1%

Republic of Ecuador, 0.50%, 7/31/40(9)	USD	5,728	$2,564,622

			$2,564,622

Egypt — 4.1%

Arab Republic of Egypt:

5.875%, 2/16/31(9)	USD	2,886	$2,120,589

6.375%, 4/11/31(9)	EUR	32,046	25,569,605

Security	Principal Amount (000’s omitted)		Value

Egypt (continued)

Arab Republic of Egypt: (continued)

6.588%, 2/21/28(9)	USD	9,053	$7,561,102

7.053%, 1/15/32(9)	USD	1,982	1,532,393

7.30%, 9/30/33(9)	USD	1,353	1,016,834

7.50%, 2/16/61(9)	USD	34,021	22,857,145

7.60%, 3/1/29(9)	USD	8,373	7,140,076

7.903%, 2/21/48(9)	USD	5,052	3,480,707

8.15%, 11/20/59(9)	USD	2,217	1,545,763

8.50%, 1/31/47(9)	USD	4,487	3,270,529

8.70%, 3/1/49(9)	USD	11,552	8,481,848

8.75%, 9/30/51(9)	USD	4,685	3,450,212

8.875%, 5/29/50(9)	USD	1,823	1,348,838

			$89,375,641

Ethiopia — 0.4%

Ethiopia International Bond, 6.625%, 12/11/24(9)	USD	11,433	$7,941,819

			$7,941,819

Gabon — 1.0%

Gabon Government International Bond, 6.625%, 2/6/31(9)	USD	24,663	$22,359,229

			$22,359,229

Georgia — 0.2%

Georgia Government International Bond, 2.75%, 4/22/26(9)	USD	4,418	$3,807,918

			$3,807,918

Honduras — 2.1%

Honduras Government International Bond:

5.625%, 6/24/30(9)	USD	30,648	$24,257,892

6.25%, 1/19/27(9)	USD	7,427	6,492,696

7.50%, 3/15/24(9)	USD	14,610	14,316,828

			$45,067,416

Iceland — 2.4%

Republic of Iceland:

5.00%, 11/15/28	ISK	2,319,313	$17,572,825

6.50%, 1/24/31	ISK	3,752,922	31,304,753

8.00%, 6/12/25	ISK	323,582	2,673,814

			$51,551,392

23	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)		Value

Indonesia — 2.2%

Indonesia Government Bond:

6.50%, 2/15/31	IDR	183,603,000	$12,227,957

7.50%, 4/15/40	IDR	516,926,000	36,459,739

			$48,687,696

Iraq — 1.3%

Republic of Iraq:

5.80%, 1/15/28(9)	USD	29,405	$28,490,314

6.752%, 3/9/23(9)	USD	250	250,625

			$28,740,939

Ivory Coast — 1.5%

Ivory Coast Government International Bond:

4.875%, 1/30/32(9)	EUR	7,119	$6,334,471

5.25%, 3/22/30(9)	EUR	16,942	16,068,512

6.625%, 3/22/48(9)	EUR	10,058	8,507,651

6.875%, 10/17/40(9)	EUR	1,643	1,467,401

			$32,378,035

Jordan — 0.3%

Kingdom of Jordan, 7.375%, 10/10/47(9)	USD	7,451	$6,520,594

			$6,520,594

Lebanon — 0.6%

Lebanese Republic:

5.80%, 4/14/20(9)(13)	USD	332	$39,840

6.00%, 1/27/23(9)(13)	USD	1,485	181,913

6.10%, 10/4/22(9)(13)	USD	5,684	695,182

6.15%, 6/19/20(13)	USD	442	54,145

6.20%, 2/26/25(9)(13)	USD	440	53,196

6.25%, 5/27/22(13)	USD	740	89,725

6.25%, 11/4/24(9)(13)	USD	11,108	1,354,676

6.25%, 6/12/25(9)(13)	USD	7,800	955,500

6.375%, 3/9/20(13)	USD	6,504	780,480

6.40%, 5/26/23(13)	USD	11,020	1,308,625

6.65%, 4/22/24(9)(13)	USD	13,568	1,679,447

6.65%, 11/3/28(9)(13)	USD	2,923	349,883

6.85%, 5/25/29(13)	USD	9,378	1,113,637

7.00%, 12/3/24(13)	USD	4,878	591,457

7.00%, 3/20/28(9)(13)	USD	13,884	1,666,080

7.15%, 11/20/31(9)(13)	USD	12,224	1,482,160

8.20%, 5/17/33(13)	USD	4,223	448,694

8.25%, 4/12/21(9)(13)	USD	2,352	291,060

Security	Principal Amount (000’s omitted)		Value

Lebanon (continued)

Lebanese Republic: (continued)

8.25%, 5/17/34(13)	USD	3,507	$410,635

			$13,546,335

Mozambique — 0.3%

Mozambique International Bond, 5.00%, 9/15/31(9)	USD	6,807	$5,946,936

			$5,946,936

New Zealand — 1.2%

New Zealand Government Bond, 2.50%, 9/20/40(9)(22)	NZD	33,967	$25,365,426

			$25,365,426

Oman — 1.6%

Oman Government International Bond:

6.50%, 3/8/47(9)	USD	17,979	$16,505,890

6.75%, 1/17/48(9)	USD	17,019	16,002,115

7.00%, 1/25/51(9)	USD	1,308	1,262,547

			$33,770,552

Pakistan — 0.2%

Islamic Republic of Pakistan, 8.875%, 4/8/51(9)	USD	6,135	$4,411,065

			$4,411,065

Romania — 1.3%

Romania Government International Bond:

2.625%, 12/2/40(9)	EUR	1,710	$1,204,769

2.75%, 4/14/41(9)	EUR	4,109	2,918,636

3.375%, 1/28/50(9)	EUR	9,727	6,974,301

4.625%, 4/3/49(9)	EUR	20,631	18,190,461

			$29,288,167

Serbia — 3.2%

Serbia Treasury Bond:

4.50%, 8/20/32	RSD	4,545,300	$36,293,532

5.875%, 2/8/28	RSD	3,730,890	33,846,270

			$70,139,802

South Africa — 1.8%

Republic of South Africa:

5.875%, 4/20/32	USD	31,282	$29,808,618

7.30%, 4/20/52	USD	10,449	9,810,357

			$39,618,975

24	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)		Value

Sri Lanka — 1.2%

Sri Lanka Government International Bond:

5.75%, 4/18/23(9)	USD	4,973	$2,179,013

6.20%, 5/11/27(9)	USD	5,396	2,330,425

6.35%, 6/28/24(9)	USD	3,075	1,326,647

6.75%, 4/18/28(9)	USD	16,667	7,151,643

6.825%, 7/18/26(9)	USD	17,635	7,731,713

6.85%, 3/14/24(9)	USD	6,120	2,631,478

6.85%, 11/3/25(9)	USD	2,052	915,705

7.55%, 3/28/30(9)	USD	600	256,902

7.85%, 3/14/29(9)	USD	3,371	1,453,912

			$25,977,438

Suriname — 3.2%

Republic of Suriname:

9.25%, 10/26/26(9)(13)	USD	80,493	$67,211,655

9.25%, 10/26/26(1)(13)	USD	200	167,000

12.875%, 12/30/23(9)(13)	USD	2,634	2,199,390

			$69,578,045

Thailand — 2.4%

Thailand Government Bond, 1.25%, 3/12/28(9)(22)	THB	1,733,495	$51,966,511

			$51,966,511

Ukraine — 5.0%

Ukraine Government Bond:

1.258%, GDP-Linked, 5/31/40(9)(23)	USD	21,479	$6,306,020

9.79%, 5/26/27(8)	UAH	1,287,962	20,305,707

12.52%, 5/13/26(8)	UAH	1,605,408	25,310,486

15.84%, 2/26/25(8)	UAH	3,386,787	56,446,450

			$108,368,663

Uzbekistan — 0.1%

National Bank of Uzbekistan, 4.85%, 10/21/25(9)	USD	1,236	$1,093,860

Republic of Uzbekistan, 14.50%, 11/25/23(9)	UZS	6,120,000	541,390

			$1,635,250

Zambia — 1.9%

Zambia Government Bond:

11.00%, 1/25/26	ZMW	434,310	$19,033,703

11.00%, 9/20/26	ZMW	18,560	767,394

11.00%, 12/27/26	ZMW	58,770	2,375,727

12.00%, 3/22/28	ZMW	36,400	1,388,827

12.00%, 5/31/28	ZMW	11,710	441,219

12.00%, 11/1/28	ZMW	12,400	452,394

Security	Principal Amount (000’s omitted)		Value

Zambia (continued)

Zambia Government Bond: (continued)

12.00%, 2/21/29	ZMW	46,990	$1,677,356

13.00%, 1/25/31	ZMW	35,620	1,237,862

13.00%, 6/28/31	ZMW	28,040	969,061

13.00%, 9/20/31	ZMW	55,730	1,910,537

13.00%, 12/27/31	ZMW	64,380	2,192,028

14.00%, 12/5/31	ZMW	2,700	97,702

15.00%, 2/16/27	ZMW	20,160	938,347

Zambia Government International Bond, 5.375%, 9/20/22(9)	USD	11,611	8,365,261

			$41,847,418

Total Sovereign Government Bonds (identified cost $1,303,202,083)			$1,059,080,389

Sovereign Loans — 7.4%
Borrower/Description	Principal Amount (000’s omitted)		Value

Ivory Coast — 0.3%

Republic of Ivory Coast, Term Loan, 5.75%, (6 mo. EURIBOR + 5.75%), 1/6/28(5)	EUR	5,655	$6,069,261

			$6,069,261

Kenya — 1.1%

Government of Kenya:

Term Loan, 6.616%, (6 mo. USD LIBOR + 6.45%), 6/29/25(5)	USD	20,885	$20,662,623

Term Loan, 8.422%, (6 mo. USD LIBOR + 6.70%), 10/24/24(5)	USD	2,485	2,446,361

			$23,108,984

Tanzania — 6.0%

Government of the United Republic of Tanzania:

Term Loan, 5.429%, (6 mo. USD LIBOR + 5.20%), 5/23/23(5)	USD	31,436	$31,851,358

Term Loan, 5.526%, (6 mo. USD LIBOR + 5.20%), 6/26/22(5)	USD	7,257	7,431,401

Term Loan, 6.515%, (6 mo. USD LIBOR + 6.30%), 4/28/31(5)	USD	92,880	91,305,498

			$130,588,257

Total Sovereign Loans (identified cost $161,499,493)			$159,766,502

25	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

U.S. Government Guaranteed Small Business Administration Loans(24)(25) — 1.0%
Security	Principal Amount (000’s omitted)	Value

1.88%, 10/30/42 to 12/28/42	$7,394	$476,288

2.38%, 11/30/42 to 3/1/43	5,831	501,564

2.56%, 11/15/32 to 4/10/43(26)	32,079	2,661,509

2.63%, 10/27/42 to 3/20/43	5,137	458,252

2.81%, 4/12/27 to 3/10/43(26)	68,089	6,025,982

2.88%, 10/27/42 to 2/13/43	8,414	869,066

3.05%, 2/2/27 to 12/17/43(26)	78,414	7,525,958

3.13%, 10/12/42 to 1/2/43	3,081	352,819

3.63%, 10/27/42 to 3/28/43	20,943	2,784,818

Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $28,172,910)		$21,656,256

Warrants — 0.0%(7)
Security	Shares	Value

IRSA Inversiones y Representaciones S.A., Exp. 3/5/26(6)	383,780	$96,425

Total Warrants (identified cost $0)		$96,425

Short-Term Investments — 9.2%

Affiliated Fund — 5.2%
Security	Shares	Value

Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.30%(27)	111,785,737	$111,785,737

Total Affiliated Fund (identified cost $111,785,737)		$111,785,737

Repurchase Agreements — 1.5%
Description	Principal Amount (000’s omitted)	Value

Barclays Bank PLC:

Dated 1/13/22 with an interest rate of 1.50% payable by the Portfolio, collateralized by $3,008,000 Country Garden Holdings Co., Ltd., 7.25%, due 4/8/26 and a market value, including accrued interest, of $2,623,439(28)	$2,610	$2,609,506

Description	Principal Amount (000’s omitted)	Value

Barclays Bank PLC: (continued)

Dated 1/24/22 with an interest rate of 1.50% payable by the Portfolio, collateralized by $1,959,000 Country Garden Holdings Co., Ltd., 3.125%, due 10/22/25 and a market value, including accrued interest, of $1,664,747(28)	$1,663	$1,663,217

Dated 1/24/22 with an interest rate of 1.50% payable by the Portfolio, collateralized by $2,944,000 Country Garden Holdings Co., Ltd., 2.70%, due 7/12/26 and a market value, including accrued interest, of $2,171,965(28)	2,412	2,412,446

JPMorgan Chase Bank, N.A.:

Dated 4/5/22 with an interest rate of 0.15%, collateralized by $4,906,000 Qatar Government International Bond, 4.817%, due 3/14/49 and a market value, including accrued interest, of $5,315,621(28)	6,145	6,145,211

Nomura International PLC:

Dated 3/17/22 with an interest rate of 0.00%, collateralized by $590,000 Corp. Nacional del Cobre de Chile, 4.375%, due 2/5/49 and a market value, including accrued interest, of $586,136(28)	626	626,368

Dated 4/4/22 with an interest rate of 0.00%, collateralized by $14,656,000 Qatar Government International Bond, 4.817%, due 3/14/49 and a market value, including accrued interest, of $15,879,686(28)	18,274	18,274,200

Total Repurchase Agreements (identified cost $31,730,948)		$31,730,948

U.S. Treasury Obligations — 2.5%
Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bill:

0.00%, 5/10/22(29)	$11,870	$11,869,716

0.00%, 5/24/22(29)	43,130	43,122,554

Total U.S. Treasury Obligations (identified cost $54,990,112)		$54,992,270

Total Short-Term Investments (identified cost $198,506,797)		$198,508,955

Total Purchased Options — 0.0%(7) (identified cost $2,514,525)		$379,303

Total Investments — 90.2% (identified cost $2,291,547,631)		$1,955,484,869

26	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Securities Sold Short — (1.4)%

Common Stocks — (0.4)%
Security		Shares	Value

New Zealand — (0.4)%

a2 Milk Co., Ltd. (The)(6)		(142,600)	$(451,855)

Auckland International Airport, Ltd.(6)		(228,900)	(1,149,765)

Contact Energy, Ltd.		(148,300)	(779,110)

Fisher & Paykel Healthcare Corp., Ltd.		(110,600)	(1,519,879)

Fletcher Building, Ltd.		(156,500)	(623,421)

Infratil, Ltd.		(136,700)	(739,771)

Mainfreight, Ltd.		(16,200)	(847,962)

Meridian Energy, Ltd.		(234,300)	(711,114)

Ryman Healthcare, Ltd.		(77,400)	(458,074)

Spark New Zealand, Ltd.		(354,900)	(1,122,439)

Total Common Stocks (proceeds $9,345,556)			$(8,403,390)

Sovereign Government Bonds — (1.0)%
Security		Principal Amount (000’s omitted)	Value

Qatar — (1.0)%

Qatar Government International Bond, 4.817%, 3/14/49(9)	USD	(19,562)	$(21,072,284)

Total Sovereign Government Bonds (proceeds $25,468,705)			$(21,072,284)

Total Securities Sold Short (proceeds $34,814,261)			$(29,475,674)

Other Assets, Less Liabilities — 11.2%			$241,821,109

Net Assets — 100.0%			$2,167,830,304

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2022, the aggregate value of these securities is $140,500,923 or 6.5% of the Portfolio’s net assets.

(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2022.

(3)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(4)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2022.

(5)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2022.

(6)	Non-income producing security.

(7)	Amount is less than 0.05%.

(8)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(9)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2022, the aggregate value of these securities is $873,542,614 or 40.3% of the Portfolio’s net assets.

(10)	Step coupon security. Interest rate represents the rate in effect at April 30, 2022.

(11)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(12)	Variable rate security whose coupon rate is linked to the issuer’s mining activities revenue. The coupon rate shown represents the rate in effect at April 30, 2022.

(13)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(14)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(15)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.

(16)	Quantity held represents principal in USD.

(17)

Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.

(18)	Restricted security (see Note 5).

(19)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(20)	Fixed-rate loan.

27	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

(21)	This Senior Loan will settle after April 30, 2022, at which time the interest rate will be determined.

(22)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(23)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(24)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(25)	Securities comprise a trust that is wholly-owned by the Portfolio and may only be sold on a pro-rata basis with all securities in the trust.

(26)	The stated interest rate represents the weighted average fixed interest rate at April 30, 2022 of all interest only securities comprising the certificate.

(27)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2022.

(28)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(29)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Call Options — 0.0%(1)

Description	Counterparty	Notional Amount		Spread	Expiration Date	Value

2-year 10 Constant Maturity Swap Curve Cap	Bank of America, N.A.	USD	1,221,400,000	1.06%	12/19/22	$253,221

2-year 10 Constant Maturity Swap Curve Cap	Bank of America, N.A.	USD	596,500,000	1.09	1/4/23	126,082

Total						$379,303

(1)	Amount is less than 0.05%.

Forward Foreign Currency Exchange Contracts (Centrally Cleared)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

INR	919,300,000	USD	11,998,690	5/2/22	$27,343

INR	4,070,000	USD	53,122	5/2/22	121

INR	923,370,000	USD	12,165,452	5/2/22	(86,177)

NZD	23,478	USD	15,191	5/2/22	(34)

NZD	23,478	USD	15,823	5/2/22	(666)

NZD	7,482,459	USD	4,841,525	5/2/22	(10,850)

NZD	11,400,000	USD	7,376,370	5/2/22	(16,531)

NZD	13,972,238	USD	9,040,737	5/2/22	(20,261)

NZD	5,788,722	USD	3,789,564	5/2/22	(52,365)

NZD	45,976,292	USD	29,748,960	5/2/22	(66,671)

NZD	69,653,889	USD	45,069,549	5/2/22	(101,006)

NZD	70,319,423	USD	45,500,182	5/2/22	(101,971)

NZD	8,183,516	USD	5,515,281	5/2/22	(232,004)

NZD	17,036,468	USD	11,293,475	5/2/22	(294,733)

NZD	11,400,000	USD	7,683,030	5/2/22	(323,191)

NZD	24,495,449	USD	16,508,708	5/2/22	(694,449)

NZD	52,640,899	USD	34,895,652	5/2/22	(910,694)

NZD	45,800,496	USD	30,867,244	5/2/22	(1,298,450)

28	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

NZD	53,458,751	USD	36,090,003	5/2/22	$(1,577,040)

USD	12,141,584	INR	919,300,000	5/2/22	115,551

USD	53,199	INR	4,070,000	5/2/22	(44)

USD	12,051,811	INR	923,370,000	5/2/22	(27,464)

USD	47,391,775	NZD	70,319,423	5/2/22	1,993,564

USD	31,038,595	NZD	45,976,292	5/2/22	1,356,306

USD	45,598,640	NZD	69,653,889	5/2/22	630,097

USD	9,262,196	NZD	13,972,238	5/2/22	241,721

USD	5,051,408	NZD	7,482,459	5/2/22	220,733

USD	7,557,060	NZD	11,400,000	5/2/22	197,221

USD	34,590,485	NZD	53,458,751	5/2/22	77,521

USD	34,061,294	NZD	52,640,899	5/2/22	76,336

USD	29,635,211	NZD	45,800,496	5/2/22	66,416

USD	15,849,780	NZD	24,495,449	5/2/22	35,521

USD	11,023,447	NZD	17,036,468	5/2/22	24,705

USD	7,376,370	NZD	11,400,000	5/2/22	16,531

USD	5,295,144	NZD	8,183,516	5/2/22	11,867

USD	3,745,592	NZD	5,788,722	5/2/22	8,394

USD	15,564	NZD	23,478	5/2/22	406

USD	15,191	NZD	23,478	5/2/22	34

BRL	13,540,000	USD	2,438,322	5/3/22	300,379

BRL	12,400,000	USD	2,223,812	5/3/22	284,304

BRL	12,200,000	USD	2,186,717	5/3/22	280,946

BRL	7,700,000	USD	1,382,942	5/3/22	174,517

BRL	6,987,549	USD	1,266,933	5/3/22	146,421

BRL	300,000	USD	60,987	5/3/22	(307)

BRL	2,187,549	USD	444,705	5/3/22	(2,235)

BRL	2,200,000	USD	447,236	5/3/22	(2,248)

BRL	3,200,000	USD	650,526	5/3/22	(3,270)

BRL	900,000	USD	188,746	5/3/22	(6,705)

BRL	21,700,000	USD	4,411,376	5/3/22	(22,173)

BRL	24,140,000	USD	4,907,402	5/3/22	(24,666)

PHP	2,620	USD	51	5/3/22	(1)

USD	5,121,677	BRL	24,140,000	5/3/22	238,941

USD	4,613,870	BRL	21,700,000	5/3/22	224,667

USD	2,752,536	BRL	13,540,000	5/3/22	13,835

USD	2,520,786	BRL	12,400,000	5/3/22	12,670

USD	2,480,128	BRL	12,200,000	5/3/22	12,466

USD	1,565,327	BRL	7,700,000	5/3/22	7,868

USD	1,420,493	BRL	6,987,549	5/3/22	7,140

USD	182,960	BRL	900,000	5/3/22	920

USD	61,503	BRL	300,000	5/3/22	823

USD	439,003	BRL	2,187,549	5/3/22	(3,467)

USD	641,283	BRL	3,200,000	5/3/22	(5,973)

29	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	438,282	BRL	2,200,000	5/3/22	$(6,706)

NZD	23,478	USD	15,562	5/5/22	(405)

NZD	11,400,000	USD	7,556,296	5/5/22	(196,409)

NZD	13,972,238	USD	9,261,260	5/5/22	(240,725)

NZD	69,653,889	USD	45,268,062	5/5/22	(299,221)

NZD	30,410,753	USD	20,475,560	5/5/22	(842,251)

USD	46,184,458	NZD	69,677,367	5/5/22	1,200,460

USD	19,763,948	NZD	30,410,753	5/5/22	130,639

USD	9,080,557	NZD	13,972,238	5/5/22	60,022

USD	7,408,860	NZD	11,400,000	5/5/22	48,972

RUB	176,513,314	USD	2,263,724	5/6/22	206,625

RUB	167,884,757	USD	2,166,680	5/6/22	182,910

USD	3,109,689	RUB	344,398,071	5/6/22	(1,710,249)

RUB	1,161,742,983	USD	15,001,339	5/11/22	1,141,417

RUB	483,556,840	USD	6,160,132	5/11/22	559,030

RUB	414,477,292	USD	5,283,436	5/11/22	475,846

SGD	36,103,604	USD	26,805,361	5/11/22	(699,702)

USD	4,247,667	RUB	324,946,530	5/11/22	(267,559)

USD	15,593,983	RUB	1,734,830,585	5/11/22	(8,511,993)

USD	26,569,625	SGD	36,103,604	5/11/22	463,967

GBP	7,600,000	USD	9,917,582	5/13/22	(361,100)

RUB	89,720,470	USD	1,160,514	5/13/22	82,627

RUB	19,500,000	USD	251,953	5/13/22	18,233

USD	10,269,728	GBP	7,600,000	5/13/22	713,246

USD	703,835	RUB	53,913,767	5/13/22	(43,178)

USD	674,925	RUB	55,306,703	5/13/22	(91,389)

RUB	324,946,530	USD	4,215,978	5/17/22	260,877

RUB	55,306,703	USD	673,175	5/17/22	88,797

RUB	53,913,767	USD	700,406	5/17/22	42,375

USD	5,651,266	RUB	434,167,000	5/17/22	(330,342)

NOK	60,430,000	USD	6,783,181	5/23/22	(340,218)

USD	20,631,916	ZAR	315,719,901	5/25/22	685,696

PEN	6,200,000	USD	1,643,690	5/27/22	(32,931)

PEN	22,900,000	USD	6,081,530	5/27/22	(132,113)

USD	7,406,896	PEN	27,901,776	5/27/22	158,018

USD	4,427,415	PEN	16,638,224	5/27/22	104,806

USD	33,897,651	PHP	1,756,000,000	5/27/22	474,762

USD	32,218,041	PHP	1,669,700,000	5/27/22	437,747

BRL	7,780,000	USD	1,474,184	6/2/22	84,224

BRL	14,030,000	USD	2,729,572	6/2/22	80,771

BRL	300,000	USD	60,926	6/2/22	(833)

BRL	7,400,000	USD	1,527,253	6/2/22	(44,962)

INR	4,070,000	USD	52,987	6/7/22	(26)

USD	53,309	INR	4,070,000	6/7/22	348

30	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

CLP	767,745,000	USD	939,126	6/8/22	$(45,436)

PEN	13,675,168	USD	3,633,824	6/9/22	(86,606)

PEN	17,340,000	USD	4,607,658	6/9/22	(109,815)

USD	7,227,032	ZAR	111,516,714	6/9/22	193,106

CAD	14,800,000	USD	11,479,453	6/10/22	40,359

COP	20,963,930,000	USD	5,424,451	6/10/22	(161,894)

PEN	24,672,829	USD	6,514,794	6/10/22	(115,622)

USD	23,461,103	INR	1,809,000,000	6/10/22	(71,307)

USD	32,470,301	INR	2,529,547,500	6/10/22	(435,363)

CLP	1,265,000,000	USD	1,541,950	6/15/22	(71,308)

CLP	1,351,855,000	USD	1,661,123	6/15/22	(89,507)

CLP	1,908,000,000	USD	2,339,554	6/15/22	(121,385)

CLP	2,487,800,000	USD	3,050,382	6/15/22	(158,159)

COP	2,062,100,000	USD	533,136	6/15/22	(15,869)

COP	14,045,270,000	USD	3,600,197	6/15/22	(77,017)

EUR	726,204	USD	802,846	6/15/22	(35,230)

EUR	2,140,000	USD	2,365,853	6/15/22	(103,816)

EUR	3,533,000	USD	3,862,470	6/15/22	(127,994)

EUR	3,680,993	USD	4,024,264	6/15/22	(133,355)

EUR	4,588,000	USD	5,015,854	6/15/22	(166,214)

EUR	5,553,000	USD	6,070,845	6/15/22	(201,174)

EUR	8,206,000	USD	8,971,251	6/15/22	(297,287)

EUR	8,208,454	USD	8,973,934	6/15/22	(297,376)

EUR	11,362,000	USD	12,421,563	6/15/22	(411,623)

EUR	57,100,000	USD	63,126,271	6/15/22	(2,770,031)

EUR	60,200,000	USD	66,553,442	6/15/22	(2,920,418)

JPY	8,735,405,667	USD	69,770,106	6/15/22	(2,364,138)

KRW	10,959,200,000	USD	8,951,474	6/15/22	(275,773)

KRW	17,892,793,394	USD	14,502,183	6/15/22	(337,597)

PEN	4,400,000	USD	1,173,928	6/15/22	(33,400)

PEN	19,500,000	USD	5,147,563	6/15/22	(92,951)

PEN	14,500,000	USD	3,860,695	6/15/22	(102,137)

PEN	17,700,000	USD	4,744,267	6/15/22	(156,234)

PEN	34,832,003	USD	9,305,408	6/15/22	(276,573)

USD	87,689,599	EUR	79,318,420	6/15/22	3,847,889

USD	81,477,001	EUR	73,698,901	6/15/22	3,575,275

USD	63,126,271	EUR	57,100,000	6/15/22	2,770,031

USD	61,238,011	EUR	55,392,000	6/15/22	2,687,173

USD	53,735,985	EUR	48,606,146	6/15/22	2,357,978

USD	48,447,359	EUR	43,822,392	6/15/22	2,125,909

USD	39,429,107	EUR	35,665,057	6/15/22	1,730,181

USD	34,402,905	EUR	31,118,674	6/15/22	1,509,627

USD	33,752,103	EUR	30,530,000	6/15/22	1,481,069

USD	25,680,330	EUR	23,228,789	6/15/22	1,126,873

31	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	21,305,964	EUR	19,272,016	6/15/22	$934,923

USD	16,047,587	EUR	14,515,624	6/15/22	704,181

USD	15,759,015	EUR	14,254,600	6/15/22	691,518

USD	12,736,288	EUR	11,520,434	6/15/22	558,878

USD	10,199,124	EUR	9,225,477	6/15/22	447,546

USD	8,395,426	EUR	7,593,967	6/15/22	368,398

USD	385,285	EUR	348,505	6/15/22	16,907

USD	5,174,849	JPY	647,905,033	6/15/22	175,348

USD	12,258,234	KRW	15,141,493,394	6/15/22	271,677

USD	10,152,223	KRW	12,543,000,000	6/15/22	222,728

USD	10,718,085	PEN	40,300,000	6/15/22	271,886

USD	41,554,835	ZAR	614,325,896	6/15/22	2,831,372

USD	17,729,093	ZAR	263,410,000	6/15/22	1,125,288

USD	14,502,106	ZAR	213,500,000	6/15/22	1,044,331

ZAR	68,560,346	USD	4,501,073	6/15/22	(179,435)

ZAR	142,692,000	USD	9,705,618	6/15/22	(711,160)

ZAR	514,528,851	USD	34,997,201	6/15/22	(2,564,352)

ZAR	1,224,799,117	USD	82,849,063	6/15/22	(5,644,987)

IDR	48,016,890,000	USD	3,349,813	6/21/22	(62,434)

IDR	48,017,000,000	USD	3,351,411	6/21/22	(64,024)

IDR	92,190,000,000	USD	6,429,363	6/21/22	(117,762)

IDR	119,143,426,950	USD	8,311,830	6/21/22	(154,916)

IDR	119,142,000,000	USD	8,315,675	6/21/22	(158,859)

IDR	228,747,500,000	USD	15,952,932	6/21/22	(292,198)

IDR	685,685,039,882	USD	47,571,236	6/21/22	(627,200)

USD	49,159,487	IDR	708,577,865,950	6/21/22	648,140

USD	17,206,529	IDR	246,722,698,260	6/21/22	315,159

USD	10,693,740	IDR	153,775,977,320	6/21/22	165,779

USD	6,573,919	IDR	94,598,690,000	6/21/22	97,411

USD	6,505,816	IDR	93,625,200,000	6/21/22	95,957

USD	1,577,439	IDR	22,618,739,234	6/21/22	28,893

USD	7,207,854	ZAR	109,635,058	6/22/22	302,348

USD	9,772,197	ZAR	149,656,315	6/24/22	347,941

USD	12,007,891	INR	922,200,000	6/30/22	36,513

USD	9,439,511	INR	728,600,000	6/30/22	(18,682)

USD	10,652,174	INR	823,200,000	6/30/22	(34,052)

AUD	5,000,000	USD	3,745,197	7/5/22	(208,447)

AUD	7,615,000	USD	5,702,752	7/5/22	(316,281)

AUD	60,745,473	USD	45,491,313	7/5/22	(2,523,002)

BRL	3,200,000	USD	629,314	7/5/22	5,732

BRL	7,390,000	USD	1,507,118	7/5/22	(40,557)

BRL	7,500,000	USD	1,539,567	7/5/22	(51,176)

AUD	3,385,000	USD	2,535,876	7/11/22	(141,277)

AUD	29,230,197	USD	21,897,832	7/11/22	(1,219,959)

32	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

BRL	2,200,000	USD	426,497	8/2/22	$6,394

BRL	2,187,549	USD	427,231	8/2/22	3,210

USD	13,543,490	IDR	195,568,000,220	8/22/22	230,528

USD	13,531,308	IDR	195,568,000,220	8/22/22	218,346

					$2,290,175

Forward Foreign Currency Exchange Contracts (OTC)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	13,682,613	PLN	63,685,723	Citibank, N.A.	5/5/22	$67,735	$—

EUR	9,917,497	PLN	46,093,751	Citibank, N.A.	5/5/22	64,266	—

EUR	3,184,769	PLN	14,823,505	Citibank, N.A.	5/5/22	15,766	—

EUR	1,984,733	PLN	9,395,627	Citibank, N.A.	5/5/22	—	(25,750)

EUR	3,135,922	PLN	14,823,505	Citibank, N.A.	5/5/22	—	(35,768)

EUR	8,526,941	PLN	40,366,114	Citibank, N.A.	5/5/22	—	(110,628)

EUR	13,472,757	PLN	63,685,724	Citibank, N.A.	5/5/22	—	(153,670)

EUR	6,260,911	PLN	28,727,565	Standard Chartered Bank	5/5/22	124,360	—

EUR	1,481,620	PLN	6,706,000	Standard Chartered Bank	5/5/22	50,245	—

EUR	1,855,821	PLN	8,703,065	Standard Chartered Bank	5/5/22	—	(5,510)

EUR	1,480,402	PLN	6,983,353	Standard Chartered Bank	5/5/22	—	(13,612)

EUR	7,973,102	PLN	37,390,683	Standard Chartered Bank	5/5/22	—	(23,672)

EUR	6,360,202	PLN	30,002,343	Standard Chartered Bank	5/5/22	—	(58,482)

EUR	8,861,635	PLN	42,900,000	Standard Chartered Bank	5/5/22	—	(329,174)

EUR	4,700,232	PLN	22,235,257	UBS AG	5/5/22	—	(57,505)

EUR	20,193,450	PLN	95,528,586	UBS AG	5/5/22	—	(247,055)

PLN	128,334,368	EUR	27,371,844	Bank of America, N.A.	5/5/22	74,790	—

PLN	128,334,433	EUR	27,388,214	Bank of America, N.A.	5/5/22	57,533	—

PLN	29,063,665	EUR	6,275,807	Citibank, N.A.	5/5/22	—	(64,250)

PLN	37,576,026	EUR	8,060,485	Standard Chartered Bank	5/5/22	—	(26,705)

PLN	13,000,000	EUR	2,819,037	Standard Chartered Bank	5/5/22	—	(41,300)

PLN	12,300,000	EUR	2,682,643	Standard Chartered Bank	5/5/22	—	(55,324)

PLN	16,100,000	EUR	3,509,104	Standard Chartered Bank	5/5/22	—	(69,966)

PLN	84,401,000	EUR	18,383,211	Standard Chartered Bank	5/5/22	—	(353,532)

PLN	29,063,666	EUR	6,225,644	UBS AG	5/5/22	—	(11,326)

PLN	35,979,123	EUR	7,706,710	UBS AG	5/5/22	—	(13,732)

PLN	17,898,520	EUR	3,852,184	UBS AG	5/5/22	—	(26,170)

USD	816,987	ZMW	14,215,573	ICBC Standard Bank PLC	5/5/22	—	(17,706)

EUR	109,699	USD	118,566	Citibank, N.A.	5/6/22	—	(2,825)

EUR	5,476,089	USD	5,961,178	Deutsche Bank AG	5/6/22	—	(183,507)

EUR	443,145	USD	482,551	HSBC Bank USA, N.A.	5/6/22	—	(15,000)

EUR	1,686,447	USD	1,825,300	UBS AG	5/6/22	—	(45,977)

EUR	4,250,000	USD	4,623,792	UBS AG	5/6/22	—	(139,734)

33	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	784,902	EUR	726,204	Citibank, N.A.	5/6/22	$18,704	$—

USD	1,325,782	EUR	1,218,267	State Street Bank and Trust Company	5/6/22	40,423	—

UZS	9,098,627,000	USD	796,379	ICBC Standard Bank PLC	5/6/22	16,694	—

EGP	212,500,000	USD	11,491,331	BNP Paribas	5/9/22	1,367	—

EGP	212,500,000	USD	13,235,752	Goldman Sachs International	5/9/22	—	(1,743,053)

MYR	52,560,420	USD	12,539,166	Goldman Sachs International	5/9/22	—	(447,574)

THB	408,439,377	USD	11,873,733	Standard Chartered Bank	5/9/22	51,803	—

THB	379,250,000	USD	11,034,472	Standard Chartered Bank	5/9/22	38,798	—

USD	12,925,869	EGP	212,500,000	BNP Paribas	5/9/22	1,433,171	—

USD	11,491,332	EGP	212,500,000	Goldman Sachs International	5/9/22	—	(1,367)

USD	12,066,212	MYR	52,560,420	Barclays Bank PLC	5/9/22	—	(25,379)

USD	42,740,994	THB	1,432,772,146	Standard Chartered Bank	5/9/22	907,184	—

USD	6,361,576	THB	213,331,000	Standard Chartered Bank	5/9/22	132,778	—

USD	2,811,572	TRY	42,398,561	Standard Chartered Bank	5/9/22	—	(38,046)

NZD	11,400,000	USD	7,408,712	Citibank, N.A.	5/10/22	—	(48,702)

NZD	13,972,238	USD	9,080,376	Citibank, N.A.	5/10/22	—	(59,691)

NZD	30,410,753	USD	19,763,553	Citibank, N.A.	5/10/22	—	(129,918)

UGX	34,825,000,000	USD	9,128,440	Standard Chartered Bank	5/10/22	654,234	—

USD	45,267,157	NZD	69,653,889	Citibank, N.A.	5/10/22	297,570	—

CZK	214,532,855	EUR	8,701,965	Citibank, N.A.	5/11/22	5,505	—

CZK	168,313,867	EUR	6,838,244	Citibank, N.A.	5/11/22	—	(7,322)

EUR	3,135,315	HUF	1,183,611,646	Standard Chartered Bank	5/11/22	10,852	—

EUR	13,239,712	HUF	5,055,288,354	Standard Chartered Bank	5/11/22	—	(113,457)

HUF	6,238,900,000	EUR	17,483,256	Standard Chartered Bank	5/11/22	—	(1,066,888)

KES	235,200,000	USD	2,078,106	Standard Chartered Bank	5/11/22	—	(49,273)

USD	2,013,699	KES	235,200,000	Standard Chartered Bank	5/11/22	—	(15,134)

JPY	1,249,152,000	USD	10,000,000	Citibank, N.A.	5/13/22	—	(372,365)

USD	20,481,642	ZAR	315,067,935	Bank of America, N.A.	5/13/22	550,917	—

EUR	1,407,368	HUF	535,700,000	Standard Chartered Bank	5/16/22	—	(6,046)

HUF	535,700,000	EUR	1,498,740	Standard Chartered Bank	5/16/22	—	(90,398)

USD	9,284,885	TRY	138,902,988	Standard Chartered Bank	5/16/22	—	(6,619)

CZK	201,976,639	EUR	8,203,819	Citibank, N.A.	5/18/22	—	(16,391)

CZK	201,976,639	EUR	8,183,437	UBS AG	5/18/22	5,125	—

KES	257,553,000	USD	2,264,202	ICBC Standard Bank PLC	5/18/22	—	(45,739)

USD	64,933,456	CNH	413,980,000	UBS AG	5/18/22	2,680,558	—

USD	2,177,118	KES	257,553,000	Standard Chartered Bank	5/18/22	—	(41,346)

KES	460,000,000	USD	4,031,551	Standard Chartered Bank	5/20/22	—	(70,910)

USD	3,928,602	KES	460,000,000	Standard Chartered Bank	5/20/22	—	(32,039)

CZK	265,100,000	EUR	10,741,491	Goldman Sachs International	5/23/22	—	(2,967)

EUR	7,363,573	HUF	2,783,879,859	Bank of America, N.A.	5/23/22	31,106	—

EUR	6,493,048	HUF	2,454,291,139	Bank of America, N.A.	5/23/22	28,756	—

EUR	10,849,487	HUF	4,146,872,640	Goldman Sachs International	5/23/22	—	(79,630)

EUR	13,923,900	HUF	5,238,170,999	UBS AG	5/23/22	130,895	—

HUF	5,238,170,998	EUR	14,513,261	Bank of America, N.A.	5/23/22	—	(753,158)

HUF	4,146,872,640	EUR	11,485,712	Goldman Sachs International	5/23/22	—	(592,112)

34	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

HUF	5,238,170,999	EUR	14,512,891	UBS AG	5/23/22	$—	$(752,768)

UGX	68,235,820,000	USD	19,226,774	Standard Chartered Bank	5/25/22	—	(102,881)

MYR	40,000,000	USD	9,475,305	Barclays Bank PLC	6/1/22	—	(261,810)

MYR	36,764,000	USD	8,724,252	Credit Agricole Corporate and Investment Bank	6/1/22	—	(256,130)

MYR	40,000,000	USD	9,487,666	Goldman Sachs International	6/1/22	—	(274,171)

USD	26,750,057	MYR	116,764,000	Barclays Bank PLC	6/1/22	—	(145,055)

EGP	201,657,500	USD	12,471,088	Bank of America, N.A.	6/2/22	—	(1,737,812)

EUR	4,577,107	HUF	1,722,750,000	Citibank, N.A.	6/2/22	49,407	—

USD	12,221,667	EGP	201,657,500	Bank of America, N.A.	6/2/22	1,488,390	—

EUR	1,705,444	PLN	8,253,000	Standard Chartered Bank	6/3/22	—	(53,586)

PLN	8,253,000	EUR	1,763,209	Standard Chartered Bank	6/3/22	—	(7,433)

KES	467,765,000	USD	4,087,069	Standard Chartered Bank	6/6/22	—	(73,543)

USD	3,965,791	KES	467,765,000	Standard Chartered Bank	6/6/22	—	(47,735)

CZK	9,600,000	EUR	369,708	Citibank, N.A.	6/7/22	19,256	—

CZK	99,900,000	EUR	3,810,897	Standard Chartered Bank	6/7/22	238,820	—

CZK	66,409,600	EUR	2,557,993	Standard Chartered Bank	6/7/22	132,705	—

CZK	9,000,000	EUR	346,163	Standard Chartered Bank	6/7/22	18,516	—

EUR	1,761,070	PLN	8,253,000	Standard Chartered Bank	6/8/22	6,907	—

KES	231,620,000	USD	2,026,422	Goldman Sachs International	6/8/22	—	(40,280)

KES	467,340,000	USD	4,086,926	Standard Chartered Bank	6/8/22	—	(79,486)

PLN	8,253,000	EUR	1,705,010	Standard Chartered Bank	6/8/22	52,327	—

USD	1,963,214	KES	231,620,000	Goldman Sachs International	6/8/22	—	(22,927)

USD	3,967,233	KES	467,340,000	Standard Chartered Bank	6/8/22	—	(40,208)

EUR	563,483	HUF	213,647,571	Citibank, N.A.	6/10/22	2,633	—

EUR	5,595,507	HUF	2,145,288,749	Citibank, N.A.	6/10/22	—	(39,678)

EUR	6,783,869	HUF	2,544,650,342	UBS AG	6/10/22	107,976	—

EUR	4,959,391	HUF	1,902,042,138	UBS AG	6/10/22	—	(36,935)

HUF	4,081,686,320	EUR	10,635,740	Citibank, N.A.	6/10/22	86,513	—

HUF	4,446,692,480	EUR	11,555,190	UBS AG	6/10/22	127,699	—

UGX	35,147,800,000	USD	9,298,360	Standard Chartered Bank	6/13/22	522,933	—

CZK	86,962,009	EUR	3,535,027	Citibank, N.A.	6/14/22	—	(26,346)

CZK	114,891,308	EUR	4,667,777	Citibank, N.A.	6/14/22	—	(32,077)

CZK	144,936,683	EUR	5,884,886	Goldman Sachs International	6/14/22	—	(36,696)

CZK	150,222,454	EUR	6,105,028	Goldman Sachs International	6/14/22	—	(43,871)

CZK	164,177,546	EUR	6,671,522	Goldman Sachs International	6/14/22	—	(47,270)

CZK	596,510,000	EUR	24,139,403	Goldman Sachs International	6/14/22	—	(65,642)

UGX	27,003,110,000	USD	7,288,289	Standard Chartered Bank	6/15/22	254,567	—

USD	11,033,292	THB	379,250,000	Standard Chartered Bank	6/15/22	—	(46,254)

USD	11,872,427	THB	408,439,377	Standard Chartered Bank	6/15/22	—	(59,869)

USD	5,803,508	TRY	95,902,966	Bank of America, N.A.	6/15/22	—	(461,685)

USD	4,291,443	TRY	64,822,757	Standard Chartered Bank	6/15/22	56,672	—

USD	1,339,462	TRY	20,400,000	Standard Chartered Bank	6/15/22	6,761	—

USD	1,190,882	TRY	18,134,663	Standard Chartered Bank	6/15/22	6,173	—

USD	759,162	TRY	11,600,000	Standard Chartered Bank	6/15/22	1,352	—

USD	1,442,116	TRY	22,460,392	Standard Chartered Bank	6/15/22	—	(25,186)

35	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	2,884,233	TRY	44,938,724	Standard Chartered Bank	6/15/22	$—	$(51,545)

USD	6,458,552	TRY	103,434,543	Standard Chartered Bank	6/15/22	—	(298,667)

USD	6,425,813	TRY	106,315,924	Standard Chartered Bank	6/15/22	—	(519,643)

USD	10,281,300	TRY	169,796,007	Standard Chartered Bank	6/15/22	—	(811,211)

USD	12,786,960	TRY	210,475,040	Standard Chartered Bank	6/15/22	—	(963,050)

UGX	29,524,990,000	USD	8,001,352	Standard Chartered Bank	6/16/22	244,537	—

EUR	6,444,345	PLN	30,500,000	Bank of America, N.A.	6/17/22	—	(30,301)

EUR	27,182,380	PLN	128,334,433	Bank of America, N.A.	6/17/22	—	(57,091)

EUR	27,166,434	PLN	128,334,368	Bank of America, N.A.	6/17/22	—	(73,935)

UGX	36,563,109,603	USD	9,683,027	ICBC Standard Bank PLC	6/21/22	519,784	—

UGX	17,415,100,000	USD	4,597,439	Standard Chartered Bank	6/23/22	260,525	—

USD	84,390,094	CNH	541,000,000	Citibank, N.A.	6/23/22	3,218,666	—

USD	67,061,474	CNH	430,139,000	BNP Paribas	6/27/22	2,536,933	—

EGP	137,107,250	USD	7,324,105	Goldman Sachs International	6/28/22	—	(112,323)

EGP	130,359,701	USD	7,012,356	Goldman Sachs International	6/28/22	—	(155,492)

EGP	135,700,131	USD	7,295,706	Standard Chartered Bank	6/28/22	—	(157,938)

CZK	219,615,000	EUR	8,840,023	Citibank, N.A.	6/30/22	1,415	—

CZK	219,615,000	EUR	8,842,130	Citibank, N.A.	6/30/22	—	(814)

EGP	185,025,480	USD	9,873,291	Standard Chartered Bank	6/30/22	—	(148,384)

EGP	176,356,396	USD	9,537,934	UBS AG	6/30/22	—	(268,672)

UGX	18,421,960,000	USD	4,841,514	JPMorgan Chase Bank, N.A.	7/5/22	286,809	—

UGX	35,766,460,000	USD	9,399,858	Standard Chartered Bank	7/5/22	556,843	—

UGX	57,448,570,397	USD	15,078,365	Goldman Sachs International	7/6/22	909,568	—

KZT	973,745,667	USD	2,068,499	Citibank, N.A.	7/29/22	45,004	—

KZT	692,946,997	USD	1,477,499	Citibank, N.A.	7/29/22	26,534	—

KZT	685,559,501	USD	1,477,499	Citibank, N.A.	7/29/22	10,499	—

KZT	685,559,501	USD	1,477,499	Citibank, N.A.	8/3/22	7,655	—

KZT	558,510,986	USD	1,216,800	JPMorgan Chase Bank, N.A.	8/3/22	—	(6,876)

ZMW	36,540,000	USD	1,638,565	JPMorgan Chase Bank, N.A.	8/18/22	441,084	—

ZMW	26,675,000	USD	1,310,811	JPMorgan Chase Bank, N.A.	8/25/22	203,475	—

OMR	7,500,000	USD	18,796,992	BNP Paribas	8/29/22	678,336	—

USD	23,292,293	OMR	9,293,625	BNP Paribas	8/29/22	—	(840,561)

EGP	89,237,029	USD	4,699,159	BNP Paribas	9/28/22	—	(168,011)

EGP	146,100,168	USD	7,649,223	Goldman Sachs International	9/28/22	—	(230,761)

EGP	228,902,488	USD	12,090,133	Goldman Sachs International	9/28/22	—	(467,254)

USD	12,483,846	OMR	4,830,000	Standard Chartered Bank	10/27/22	—	(57,535)

USD	12,923,236	OMR	5,000,000	Standard Chartered Bank	10/27/22	—	(59,560)

AED	72,500,000	USD	19,732,344	Standard Chartered Bank	12/12/22	12,843	—

AED	173,933,000	USD	47,373,825	Standard Chartered Bank	12/12/22	—	(3,623)

USD	33,420,810	AED	123,212,500	Standard Chartered Bank	12/12/22	—	(135,796)

USD	33,420,899	AED	123,220,500	Standard Chartered Bank	12/12/22	—	(137,885)

USD	29,801,366	OMR	11,800,000	BNP Paribas	12/14/22	—	(835,520)

AED	215,000,000	USD	58,551,039	BNP Paribas	3/1/23	3,944	—

USD	58,402,155	AED	215,000,000	BNP Paribas	3/1/23	—	(152,828)

AED	28,500,000	USD	7,761,966	BNP Paribas	3/6/23	—	(33)

36	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	81,979,737	AED	301,839,143	BNP Paribas	3/6/23	$—	$(225,718)

USD	30,000,000	AED	110,456,400	BNP Paribas	3/13/23	—	(82,610)

USD	109,556,452	AED	403,354,537	BNP Paribas	3/13/23	—	(296,459)

USD	12,664,006	SAR	47,604,000	Standard Chartered Bank	3/13/23	—	(4,255)

USD	26,361,023	SAR	99,041,000	Standard Chartered Bank	3/14/23	4,560	—

AED	540,959,063	USD	147,328,031	Standard Chartered Bank	3/15/23	1,190	—

USD	146,927,879	AED	540,959,063	Standard Chartered Bank	3/15/23	—	(401,343)

USD	20,104,768	BHD	7,651,000	Standard Chartered Bank	3/15/23	—	(121,139)

USD	22,725,930	OMR	8,900,000	Standard Chartered Bank	3/15/23	—	(375,514)

USD	15,256,481	BHD	5,771,878	Standard Chartered Bank	3/16/23	—	(1,699)

USD	9,511,645	AED	35,000,000	BNP Paribas	6/21/23	—	(19,445)

USD	9,036,785	SAR	34,000,000	Standard Chartered Bank	7/13/23	—	(6,949)

USD	36,694,600	OMR	14,300,000	Standard Chartered Bank	8/23/23	—	(406,157)

USD	48,448,681	OMR	18,858,800	Standard Chartered Bank	11/6/23	—	(471,890)

USD	28,368,794	OMR	11,000,000	Standard Chartered Bank	2/22/24	—	(159,147)

USD	26,205,980	SAR	98,600,000	Standard Chartered Bank	3/14/24	6,601	—

USD	17,099,396	BHD	6,518,000	Standard Chartered Bank	3/15/24	—	(71,790)

USD	12,408,845	BHD	4,730,872	Standard Chartered Bank	3/18/24	—	(53,934)

USD	26,650,006	OMR	10,530,750	Standard Chartered Bank	8/29/24	—	(689,360)

						$20,647,547	$(22,933,456)

Non-Deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)

5/5/22	COP	22,431,800	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	$5,667,458	$(133,554)

5/19/22	COP	63,301,700	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	15,993,355	(53,594)

5/19/22	COP	27,188,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	6,869,126	(23,018)

5/20/22	COP	21,465,880	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	5,423,416	(85,842)

5/20/22	COP	115,547,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	29,193,279	(85,098)

5/23/22	COP	66,792,100	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	16,875,215	(64,278)

5/24/22	COP	57,441,200	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	14,512,683	(64,654)

5/26/22	COP	69,263,320	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	17,499,576	(133,259)

5/26/22	COP	29,239,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	7,387,468	13,453

5/30/22	COP	67,019,600	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	16,932,693	212,167

37	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Non-Deliverable Bond Forward Contracts* (continued)

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)

5/30/22	COP	20,311,040	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	$5,131,642	$(20,316)

6/9/22	COP	33,396,060	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	8,437,610	(211,514)

6/13/22	COP	80,203,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	20,263,669	(466,368)

6/16/22	COP	68,623,300	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	17,337,873	(189,971)

6/17/22	COP	81,564,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	20,607,377	(294,500)

6/21/22	COP	40,781,000	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	10,303,436	(103,642)

6/24/22	COP	74,765,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	18,889,591	(108,823)

6/28/22	COP	100,529,300	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	25,399,015	51

7/1/22	COP	102,136,100	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	25,804,977	—

						$(1,812,760)

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Commodity Futures

Brent Crude	132	Long	5/31/22	$14,142,480	$853,756

Equity Futures

SGX CNX Nifty Index	(522)	Short	5/26/22	(17,730,383)	29,644

Interest Rate Futures

Euro-Bobl	(2)	Short	6/8/22	(268,337)	(550)

U.S. 5-Year Treasury Note	(330)	Short	6/30/22	(37,181,719)	622,390

U.S. 10-Year Treasury Note	(760)	Short	6/21/22	(90,558,750)	1,025,693

U.S. Long Treasury Bond	(21)	Short	6/21/22	(2,954,438)	19,790

U.S. Ultra-Long Treasury Bond	(437)	Short	6/21/22	(70,111,187)	5,699,139

					$8,249,862

38	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

EUR	11,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	$1,698,816

EUR	10,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	1,684,916

EUR	10,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	1,684,916

EUR	11,410	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.08% (pays upon termination)	1/15/37	1,878,397

EUR	10,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(2,226,050)

EUR	10,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(2,231,149)

EUR	11,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(2,246,472)

EUR	11,410	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.18% (pays upon termination)	1/15/47	(2,606,246)

EUR	4,350	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.10% (pays upon termination)	3/12/50	(2,737,857)

USD	18,215	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.98% (pays upon termination)	12/2/26	(1,004,921)

USD	42,510	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.90% (pays upon termination)	1/11/27	(2,093,663)

USD	42,520	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.89% (pays upon termination)	1/12/27	(2,095,678)

USD	51,550	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	(3,138,099)

USD	18,160	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.67% (pays upon termination)	1/7/37	(1,120,331)

USD	34,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	2,323,601

USD	17,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	1,163,314

USD	18,140	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.54% (pays upon termination)	1/7/47	1,415,479

USD	5,824	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	835,624

							$(8,815,403)

39	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

AUD	347,130	Pays	6-month AUD Bank Bill (pays semi-annually)	1.58% (pays semi-annually)	1/17/24	$(4,967,395)	$—	$(4,967,395)

CAD	190,420	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.19% (pays semi-annually)	1/18/24	(1,888,310)	—	(1,888,310)

CAD	128,330	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.19% (pays semi-annually)	1/18/24	(1,269,704)	—	(1,269,704)

CLP	5,032,380	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.48% (pays semi-annually)	3/29/32	77,170	—	77,170

CLP	3,302,600	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.20% (pays semi-annually)	4/8/32	(30,251)	—	(30,251)

CLP	10,143,370	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.35% (pays semi-annually)	4/11/32	41,536	—	41,536

CLP	7,639,960	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.51% (pays semi-annually)	4/14/32	137,498	—	137,498

CLP	1,945,360	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.40% (pays semi-annually)	4/20/32	16,984	—	16,984

CLP	9,903,610	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.38% (pays semi-annually)	4/22/32	69,481	—	69,481

CNY	111,257	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.63% (pays quarterly)	11/1/26	123,224	—	123,224

CNY	229,058	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.63% (pays quarterly)	11/1/26	253,696	—	253,696

CNY	91,623	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.64% (pays quarterly)	11/1/26	105,979	—	105,979

CNY	130,890	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.64% (pays quarterly)	11/1/26	151,399	—	151,399

CNY	222,514	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.64% (pays quarterly)	11/1/26	250,092	—	250,092

CNY	307,658	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.64% (pays quarterly)	11/1/26	345,789	—	345,789

CNY	315,167	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.26% (pays quarterly)	2/7/27	(446,119)	—	(446,119)

CNY	113,460	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.26% (pays quarterly)	2/8/27	(159,030)	—	(159,030)

CNY	72,173	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.27% (pays quarterly)	2/8/27	(98,678)	—	(98,678)

40	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

COP	86,746,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.84% (pays quarterly)	5/5/25	$2,892,035	$—	$2,892,035

COP	15,180,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.85% (pays quarterly)	5/6/25	504,804	—	504,804

COP	100,029,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.70% (pays quarterly)	5/7/25	3,441,573	—	3,441,573

COP	11,171,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.49% (pays quarterly)	5/13/25	403,167	—	403,167

COP	11,171,850	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.54% (pays quarterly)	5/14/25	399,418	—	399,418

COP	40,662,300	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.19% (pays quarterly)	6/4/25	(1,579,321)	—	(1,579,321)

COP	61,940,900	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.26% (pays quarterly)	6/5/25	(2,377,543)	—	(2,377,543)

COP	85,106,600	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.34% (pays quarterly)	6/8/25	(3,224,768)	—	(3,224,768)

COP	41,729,700	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.44% (pays quarterly)	6/9/25	(1,551,167)	—	(1,551,167)

COP	14,659,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.76% (pays quarterly)	11/26/25	576,170	—	576,170

COP	14,659,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.89% (pays quarterly)	11/26/25	560,398	—	560,398

COP	29,320,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.00% (pays quarterly)	11/26/25	1,094,112	—	1,094,112

COP	6,351,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.02% (pays quarterly)	11/26/25	236,207	—	236,207

COP	14,924,500	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.05% (pays quarterly)	11/26/25	550,430	—	550,430

COP	29,320,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.07% (pays quarterly)	11/26/25	1,077,127	—	1,077,127

COP	20,326,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.11% (pays quarterly)	11/26/25	740,842	—	740,842

COP	31,578,500	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.16% (pays quarterly)	11/26/25	1,136,577	—	1,136,577

COP	17,793,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.20% (pays quarterly)	11/26/25	634,518	—	634,518

41	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

COP	29,320,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.20% (pays quarterly)	11/26/25	$1,045,583	$—	$1,045,583

COP	6,192,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.21% (pays quarterly)	11/26/25	220,561	—	220,561

COP	25,880,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.25% (pays quarterly)	11/26/25	912,225	—	912,225

COP	29,320,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.28% (pays quarterly)	11/26/25	1,026,171	—	1,026,171

COP	15,771,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.34% (pays quarterly)	11/26/25	543,646	—	543,646

COP	27,035,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.53% (pays quarterly)	11/26/25	890,494	—	890,494

COP	15,877,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.55% (pays quarterly)	11/26/25	520,869	—	520,869

COP	7,859,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.73% (pays quarterly)	11/26/25	245,792	—	245,792

COP	66,784,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.73% (pays quarterly)	11/26/25	2,091,451	—	2,091,451

COP	33,040,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.78% (pays quarterly)	11/26/25	1,019,669	—	1,019,669

COP	66,784,856	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.78% (pays quarterly)	11/26/25	2,061,054	—	2,061,054

COP	33,392,440	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.81% (pays quarterly)	11/26/25	1,023,618	—	1,023,618

COP	57,435,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.86% (pays quarterly)	11/26/25	1,734,766	—	1,734,766

COP	31,722,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.90% (pays quarterly)	11/26/25	948,809	—	948,809

COP	27,035,200	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.68% (pays quarterly)	11/26/25	(632,970)	—	(632,970)

COP	40,836,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.00% (pays quarterly)	11/26/25	871,871	—	871,871

COP	115,701,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.05% (pays quarterly)	11/26/25	2,423,006	—	2,423,006

COP	35,344,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.06% (pays quarterly)	11/26/25	737,951	—	737,951

42	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

COP	74,865,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.09% (pays quarterly)	11/26/25	$1,546,942	$—	$1,546,942

COP	28,925,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.12% (pays quarterly)	11/26/25	590,291	—	590,291

COP	36,412,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.14% (pays quarterly)	11/26/25	738,792	—	738,792

COP	37,433,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.18% (pays quarterly)	11/26/25	747,743	—	747,743

COP	76,566,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.25% (pays quarterly)	11/26/25	1,484,330	—	1,484,330

COP	149,705,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	7.03% (pays quarterly)	11/26/25	1,832,449	—	1,832,449

COP	69,316,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	2,568,553	—	2,568,553

COP	36,071,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.48% (pays quarterly)	3/31/26	1,304,469	—	1,304,469

COP	38,614,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.56% (pays quarterly)	4/6/26	1,372,733	—	1,372,733

COP	11,441,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	520,705	—	520,705

COP	8,172,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.83% (pays quarterly)	3/26/28	370,938	—	370,938

CZK	392,533	Receives	6-month CZK PRIBOR (pays semi-annually)	5.36% (pays annually)	3/25/24	99,046	—	99,046

CZK	392,533	Receives	6-month CZK PRIBOR (pays semi-annually)	5.43% (pays annually)	3/25/24	78,323	—	78,323

CZK	440,460	Receives	6-month CZK PRIBOR (pays semi-annually)	5.60% (pays annually)	3/28/24	28,189	—	28,189

CZK	768,046	Receives	6-month CZK PRIBOR (pays semi-annually)	5.54% (pays annually)	3/30/24	99,452	—	99,452

CZK	626,545	Receives	6-month CZK PRIBOR (pays semi-annually)	5.56% (pays annually)	3/30/24	69,562	—	69,562

CZK	768,046	Receives	6-month CZK PRIBOR (pays semi-annually)	5.60% (pays annually)	3/30/24	60,341	—	60,341

EUR	12,416	Receives	1-day Euro Short-Term Rate (pays annually)	0.78% (pays annually)	4/7/27	195,366	—	195,366

EUR	12,416	Receives	1-day Euro Short-Term Rate (pays annually)	0.98% (pays annually)	4/13/27	68,902	—	68,902

EUR	17,300	Receives	1-day Euro Short-Term Rate (pays annually)	(0.03)% (pays annually)	11/9/31	2,275,541	—	2,275,541

43	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

EUR	19,650	Receives	6-month EURIBOR (pays semi-annually)	0.81% (pays annually)	2/22/32	$1,687,165	$—	$1,687,165

EUR	19,650	Receives	6-month EURIBOR (pays semi-annually)	0.80% (pays annually)	2/23/32	1,706,084	—	1,706,084

EUR	23,900	Receives	1-day Euro Short-Term Rate (pays annually)	0.78% (pays annually)	3/17/32	1,432,827	—	1,432,827

EUR	24,172	Receives	1-day Euro Short-Term Rate (pays annually)	0.81% (pays annually)	3/18/32	1,357,212	—	1,357,212

EUR	9,074	Receives	1-day Euro Short-Term Rate (pays annually)	0.98% (pays annually)	4/7/32	367,196	—	367,196

EUR	9,074	Receives	1-day Euro Short-Term Rate (pays annually)	1.19% (pays annually)	4/13/32	177,163	—	177,163

EUR	10,000	Receives	1-day Euro Short-Term Rate (pays annually)	0.82% (pays annually)	3/17/52	1,498,995	—	1,498,995

EUR	10,000	Receives	1-day Euro Short-Term Rate (pays annually)	0.86% (pays annually)	3/18/52	1,418,251	—	1,418,251

EUR	11,171	Receives	1-day Euro Short-Term Rate (pays annually)	0.87% (pays annually)	3/18/52	1,545,551	—	1,545,551

EUR	4,270	Receives	1-day Euro Short-Term Rate (pays annually)	1.29% (pays annually)	4/20/52	133,974	33	134,007

JPY	1,534,582	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.56% (pays annually)	1/11/52	711,151	—	711,151

JPY	1,613,311	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.56% (pays annually)	1/11/52	762,629	—	762,629

JPY	1,952,107	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.56% (pays annually)	1/11/52	912,474	—	912,474

KRW	280,598,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.75% (pays quarterly)	10/5/23	(2,916,343)	—	(2,916,343)

KRW	192,943,700	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.75% (pays quarterly)	10/5/23	(2,003,972)	—	(2,003,972)

KRW	122,458,300	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.77% (pays quarterly)	10/5/23	(1,261,223)	—	(1,261,223)

KRW	20,704,100	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.65% (pays quarterly)	7/19/31	(1,790,004)	—	(1,790,004)

NZD	190,540	Pays	3-month NZD Bank Bill (pays quarterly)	2.69% (pays semi-annually)	1/18/24	(1,863,702)	—	(1,863,702)

NZD	186,090	Pays	3-month NZD Bank Bill (pays quarterly)	2.71% (pays semi-annually)	1/18/24	(1,797,314)	—	(1,797,314)

44	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

NZD	27,000	Pays	3-month NZD Bank Bill (pays quarterly)	2.09% (pays semi-annually)	9/23/31	$(2,504,041)	$—	$(2,504,041)

PLN	54,770	Receives	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/14/26	1,714,291	—	1,714,291

PLN	163,380	Receives	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/15/26	5,115,835	—	5,115,835

PLN	85,600	Receives	6-month PLN WIBOR (pays semi-annually)	3.39% (pays annually)	12/15/26	2,206,734	—	2,206,734

PLN	71,350	Receives	6-month PLN WIBOR (pays semi-annually)	2.28% (pays annually)	10/4/31	3,936,014	—	3,936,014

PLN	28,070	Receives	6-month PLN WIBOR (pays semi-annually)	2.32% (pays annually)	10/5/31	1,527,327	—	1,527,327

PLN	28,720	Receives	6-month PLN WIBOR (pays semi-annually)	2.32% (pays annually)	10/5/31	1,562,694	—	1,562,694

PLN	60,940	Receives	6-month PLN WIBOR (pays semi-annually)	2.68% (pays annually)	10/22/31	2,977,913	—	2,977,913

PLN	29,830	Receives	6-month PLN WIBOR (pays semi-annually)	2.67% (pays annually)	10/25/31	1,462,080	—	1,462,080

PLN	44,420	Receives	6-month PLN WIBOR (pays semi-annually)	2.73% (pays annually)	10/25/31	2,131,398	—	2,131,398

TWD	653,926	Receives	3-month TWD TAIBOR (pays quarterly)	0.87% (pays quarterly)	11/2/26	791,826	—	791,826

TWD	1,307,851	Receives	3-month TWD TAIBOR (pays quarterly)	0.87% (pays quarterly)	11/2/26	1,583,651	—	1,583,651

TWD	1,307,851	Receives	3-month TWD TAIBOR (pays quarterly)	0.88% (pays quarterly)	11/2/26	1,563,911	—	1,563,911

TWD	1,307,851	Receives	3-month TWD TAIBOR (pays quarterly)	0.88% (pays quarterly)	11/2/26	1,559,962	—	1,559,962

TWD	1,752,521	Receives	3-month TWD TAIBOR (pays quarterly)	0.89% (pays quarterly)	11/2/26	2,069,188	—	2,069,188

TWD	1,260,030	Receives	3-month TWD TAIBOR (pays quarterly)	0.95% (pays quarterly)	2/8/27	1,455,805	—	1,455,805

TWD	423,055	Receives	3-month TWD TAIBOR (pays quarterly)	1.00% (pays quarterly)	2/9/27	453,259	—	453,259

TWD	630,015	Receives	3-month TWD TAIBOR (pays quarterly)	1.00% (pays quarterly)	2/9/27	678,013	—	678,013

USD	10,300	Receives	SOFR (pays annually)	1.21% (pays annually)	11/29/26	637,124	—	637,124

USD	24,050	Receives	SOFR (pays annually)	1.39% (pays annually)	1/12/27	1,358,015	—	1,358,015

USD	24,200	Receives	SOFR (pays annually)	1.39% (pays annually)	1/13/27	1,372,220	—	1,372,220

USD	48,150	Receives	SOFR (pays annually)	1.33% (pays annually)	1/18/27	2,878,772	—	2,878,772

USD	5,458	Pays	SOFR (pays annually)	1.60% (pays semi-annually)	3/10/27	(273,127)	(5,398)	(278,525)

USD	82,372	Receives	SOFR (pays annually)	1.60% (pays semi-annually)	3/10/27	4,123,224	86,373	4,209,597

USD	50,000	Receives	SOFR (pays annually)	1.87% (pays annually)	3/17/27	1,899,143	—	1,899,143

45	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	55,850	Receives	SOFR (pays annually)	1.87% (pays annually)	3/17/27	$2,134,460	$—	$2,134,460

USD	21,700	Receives	SOFR (pays annually)	1.26% (pays annually)	11/9/31	2,520,483	—	2,520,483

USD	58,623	Receives	SOFR (pays annually)	1.94% (pays annually)	3/17/32	3,777,457	3,332	3,780,789

USD	6,500	Receives	SOFR (pays annually)	1.43% (pays annually)	11/9/51	1,367,813	—	1,367,813

ZAR	72,640	Pays	3-month ZAR JIBAR (pays quarterly)	5.47% (pays quarterly)	2/24/26	(237,928)	193	(237,735)

ZAR	476,700	Pays	3-month ZAR JIBAR (pays quarterly)	5.52% (pays quarterly)	2/24/26	(1,507,761)	1,303	(1,506,458)

ZAR	419,363	Pays	3-month ZAR JIBAR (pays quarterly)	5.82% (pays quarterly)	3/11/26	(1,096,300)	1,302	(1,094,998)

ZAR	474,850	Pays	3-month ZAR JIBAR (pays quarterly)	5.82% (pays quarterly)	3/11/26	(1,241,354)	1,474	(1,239,880)

ZAR	474,840	Pays	3-month ZAR JIBAR (pays quarterly)	5.88% (pays quarterly)	3/11/26	(1,177,636)	1,515	(1,176,121)

ZAR	444,000	Pays	3-month ZAR JIBAR (pays quarterly)	6.03% (pays quarterly)	6/30/26	(1,142,015)	1,677	(1,140,338)

ZAR	243,850	Pays	3-month ZAR JIBAR (pays quarterly)	6.54% (pays quarterly)	2/23/27	(461,015)	—	(461,015)

Total						$79,260,722	$91,804	$79,352,526

Interest Rate Swaps (OTC)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Bank of America, N.A.	MYR	145,100	Receives	3-month MYR KLIBOR (pays quarterly)	3.61% (pays quarterly)	6/15/27	$530,782

Goldman Sachs International	MYR	140,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.62% (pays quarterly)	6/15/27	504,723

Goldman Sachs International	MYR	114,900	Receives	3-month MYR KLIBOR (pays quarterly)	3.61% (pays quarterly)	6/15/27	420,309

Total							$1,455,814

46	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (Centrally Cleared)

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Greece	$46,146	1.00% (pays quarterly)(1)	1.51%	6/20/27	$(1,050,213)	$568,789	$(481,424)

Mexico	88,206	1.00% (pays quarterly)(1)	4.47	6/20/27	(13,023,943)	11,153,645	(1,870,298)

Total	$134,352				$(14,074,156)	$11,722,434	$(2,351,722)

Credit Default Swaps - Buy Protection (Centrally Cleared)

Reference Entity	Notional Amount(2) (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Austria	18,213	1.00% (pays quarterly)(1)	6/20/27	$(785,873)	$763,831	$(22,042)

Finland	18,801	0.25% (pays quarterly)(1)	6/20/27	(76,686)	82,142	5,456

France	87,573	0.25% (pays quarterly)(1)	6/20/27	(101,130)	(32,334)	(133,464)

Germany	85,444	0.25% (pays quarterly)(1)	6/20/27	(528,406)	469,314	(59,092)

Hungary	19,438	1.00% (pays quarterly)(1)	6/20/27	105,715	(59,757)	45,958

Malaysia	235,109	1.00% (pays quarterly)(1)	6/20/27	(1,187,161)	992,512	(194,649)

Markit CDX Emerging Markets Index (CDX.EM.31.V2)	940	1.00% (pays quarterly)(1)	6/20/24	56,693	(61,709)	(5,016)

Markit CDX North America High Yield Index (CDX.NA.HY.38.V1)	379,469	5.00% (pays quarterly)(1)	6/20/27	(8,123,625)	21,175,560	13,051,935

Markit CDX North America Investment Grade Index (CDX.NA.IG.38.V1)	148,770	1.00% (pays quarterly)(1)	6/20/27	(1,310,119)	1,894,930	584,811

Markit iTraxx Europe Crossover Index (ITRAXX.XO.37.V1)	EUR 63,304	5.00% (pays quarterly)(1)	6/20/27	(2,355,633)	3,806,079	1,450,446

Mexico	95,469	1.00% (pays quarterly)(1)	6/20/27	1,595,345	(1,403,930)	191,415

Philippines	77,200	1.00% (pays quarterly)(1)	6/20/27	330,035	(330,132)	(97)

Poland	40,299	1.00% (pays quarterly)(1)	6/20/27	(231,085)	306,294	75,209

Qatar	67,769	1.00% (pays quarterly)(1)	12/20/27	(1,241,552)	1,324,576	83,024

Saudi Arabia	27,191	1.00% (pays quarterly)(1)	6/20/27	(528,073)	566,019	37,946

Saudi Arabia	60,727	1.00% (pays quarterly)(1)	6/20/32	(328,341)	598,830	270,489

South Africa	85,667	1.00% (pays quarterly)(1)	6/20/27	5,680,238	(5,320,210)	360,028

South Africa	41,600	1.00% (pays quarterly)(1)	12/20/27	3,225,749	(3,041,105)	184,644

47	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (Centrally Cleared) (continued)

Reference Entity	Notional Amount(2) (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

South Africa	58,700	1.00% (pays quarterly)(1)	6/20/29	$ 6,369,274	$(6,118,249)	$251,025

South Africa	35,264	1.00% (pays quarterly)(1)	6/20/31	5,092,536	(4,914,653)	177,883

Turkey	61,101	1.00% (pays quarterly)(1)	6/20/27	12,423,804	(12,255,724)	168,080

United Kingdom	85,267	1.00% (pays quarterly)(1)	6/20/27	(3,718,943)	3,564,285	(154,658)

Total				$14,362,762	$2,006,569	$16,369,331

Credit Default Swaps - Sell Protection (OTC)

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Vietnam	BNP Paribas	$23,200	1.00% (pays quarterly)(1)	1.32%	6/20/27	$(317,354)	$162,046	$(155,308)

Vietnam	BNP Paribas	13,200	1.00% (pays quarterly)(1)	1.32	6/20/27	(180,564)	170,982	(9,582)

Vietnam	Goldman Sachs International	19,880	1.00% (pays quarterly)(1)	0.65	6/20/24	167,742	(127,038)	40,704

Vietnam	Goldman Sachs International	32,420	1.00% (pays quarterly)(1)	1.32	6/20/27	(443,475)	256,918	(186,557)

Vietnam	Nomura International PLC	3,500	1.00% (pays quarterly)(1)	1.32	6/20/27	(47,877)	24,447	(23,430)

Total		$92,200				$(821,528)	$487,355	$(334,173)

Credit Default Swaps - Buy Protection (OTC)

Reference Entity	Counterparty	Notional Amount(2) (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Czech Republic	JPMorgan Chase Bank, N.A.	19,840	1.00% (pays quarterly)(1)	12/20/26	$(559,955)	$351,942	$(208,013)

Dubai	Barclays Bank PLC	6,348	1.00% (pays quarterly)(1)	12/20/24	(62,945)	(55,690)	(118,635)

Dubai	Barclays Bank PLC	9,572	1.00% (pays quarterly)(1)	12/20/24	(94,914)	(84,046)	(178,960)

Egypt	Barclays Bank PLC	9,744	1.00% (pays quarterly)(1)	12/20/24	1,345,485	(506,176)	839,309

Egypt	JPMorgan Chase Bank, N.A.	9,097	1.00% (pays quarterly)(1)	12/20/24	1,256,145	(471,600)	784,545

Oman	Bank of America, N.A.	17,964	1.00% (pays quarterly)(1)	6/20/22	(24,893)	(24,573)	(49,466)

48	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (OTC) (continued)

Reference Entity	Counterparty	Notional Amount(2) (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Oman	Bank of America, N.A.	14,372	1.00% (pays quarterly)(1)	12/20/22	$(28,322)	$(98,813)	$(127,135)

Romania	Barclays Bank PLC	19,120	1.00% (pays quarterly)(1)	6/20/27	936,354	(791,743)	144,611

Saudi Arabia	Barclays Bank PLC	25,486	1.00% (pays quarterly)(1)	6/20/31	(209,811)	(429,104)	(638,915)

Sweden	Barclays Bank PLC	19,185	0.25% (pays quarterly)(1)	6/20/27	(118,014)	99,786	(18,228)

Sweden	Barclays Bank PLC	22,000	0.25% (pays quarterly)(1)	6/20/27	(135,330)	70,145	(65,185)

Total					$2,303,800	$(1,939,872)	$363,928

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2022, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $226,552,000.

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

(2)	In U.S. dollars unless otherwise indicated.

Total Return Swaps (OTC)

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)

Bank of America, N.A.	USD	8,577	Market value of 11,251,978 common shares of AI Yah Satellite Communications Company in USD (pays monthly)	Notional amount plus 1-month USD-LIBOR + 0.75% on Notional Amount (pays monthly)	8/12/22	$(399,305)

						$(399,305)

49	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Cross-Currency Swaps (OTC)

Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 3,996,922,860 (pays semi-annually)*	2.06% on CLP equivalent of CLF 126,000 (pays semi-annually)*	3/29/32	$(76,407)

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 2,698,942,950 (pays semi-annually)*	2.10% on CLP equivalent of CLF 85,000 (pays semi-annually)*	4/8/32	(63,457)

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 8,224,633,060 (pays semi-annually)*	2.25% on CLP equivalent of CLF 259,000 (pays semi-annually)*	4/11/32	(330,803)

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 6,084,326,010 (pays semi-annually)*	2.00% on CLP equivalent of CLF 191,000 (pays semi-annually)*	4/14/32	(59,412)

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,531,614,475 (pays semi-annually)*	1.85% on CLP equivalent of CLF 47,900 (pays semi-annually)*	4/20/32	15,190

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 7,619,665,200 (pays semi-annually)*	1.84% on CLP equivalent of CLF 238,000 (pays semi-annually)*	4/22/32	92,416

				$(422,473)

*

At the termination date, the Portfolio will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.

Abbreviations:

ADR	–	American Depositary Receipt

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted

EURIBOR	–	Euro Interbank Offered Rate

GDP	–	Gross Domestic Product

HICP	–	Harmonised Indices of Consumer Prices

LIBOR	–	London Interbank Offered Rate

OTC	–	Over-the-counter

PIK	–	Payment In Kind

SOFR	–	Secured Overnight Financing Rate

Currency Abbreviations:

AED	–	United Arab Emirates Dirham

AUD	–	Australian Dollar

BHD	–	Bahraini Dinar

BRL	–	Brazilian Real

CAD	–	Canadian Dollar

CLF	–	Chilean Unidad de Fomento

CLP	–	Chilean Peso

CNH	–	Yuan Renminbi Offshore

CNY	–	Yuan Renminbi

COP	–	Colombian Peso

CRC	–	Costa Rican Colon

CZK	–	Czech Koruna

DOP	–	Dominican Peso

EGP	–	Egyptian Pound

EUR	–	Euro

GBP	–	British Pound Sterling

HUF	–	Hungarian Forint

IDR	–	Indonesian Rupiah

INR	–	Indian Rupee

ISK	–	Icelandic Krona

JPY	–	Japanese Yen

KES	–	Kenyan Shilling

KRW	–	Korean Won

KZT	–	Kazakhstani Tenge

MYR	–	Malaysian Ringgit

NOK	–	Norwegian Krone

NZD	–	New Zealand Dollar

OMR	–	Omani Rial

PEN	–	Peruvian Sol

PHP	–	Philippine Peso

PLN	–	Polish Zloty

RSD	–	Serbian Dinar

RUB	–	Russian Ruble

SAR	–	Saudi Riyal

SGD	–	Singapore Dollar

THB	–	Thai Baht

TRY	–	New Turkish Lira

TWD	–	Taiwan New Dollar

UAH	–	Ukrainian Hryvnia

50	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

UGX	–	Ugandan Shilling

USD	–	United States Dollar

UZS	–	Uzbekistani Som

ZAR	–	South African Rand

ZMW	–	Zambian Kwacha

51	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2022

Unaffiliated investments, at value (identified cost $2,179,761,894)	$1,843,699,132

Affiliated investment, at value (identified cost $111,785,737)	111,785,737

Cash	14,092,269

Deposits for derivatives collateral:

Futures contracts	5,800,000

Centrally cleared derivatives	165,754,801

OTC derivatives	9,214,145

Foreign currency, at value (identified cost $37,633,660)	36,691,444

Interest and dividends receivable	35,054,838

Dividends receivable from affiliated investment	4,308

Receivable for investments sold	5,725,750

Receivable for variation margin on open futures contracts	841,734

Receivable for variation margin on open centrally cleared derivatives	3,677,694

Receivable for open forward foreign currency exchange contracts	20,647,547

Receivable for open swap contracts	3,372,589

Upfront payments on open non-centrally cleared swap contracts	2,588,783

Receivable for open non-deliverable bond forward contracts	225,671

Receivable for closed non-deliverable bond forward contracts	196,281

Receivable from affiliate	8,494

Total assets	$2,259,381,217

Liabilities

Cash collateral due to brokers	$6,670,000

Payable for investments purchased	23,709,646

Payable for securities sold short, at value (proceeds $34,814,261)	29,475,674

Payable for open forward foreign currency exchange contracts	22,933,456

Payable for open swap contracts	2,708,798

Upfront receipts on open non-centrally cleared swap contracts	1,136,266

Payable for open non-deliverable bond forward contracts	2,038,431

Payable for closed non-deliverable bond forward contracts	99,608

Payable to affiliates:

Investment adviser fee	1,704,797

Trustees’ fees	9,218

Interest payable on securities sold short	123,023

Accrued expenses	941,996

Total liabilities	$91,550,913

Net Assets applicable to investors’ interest in Portfolio	$2,167,830,304

52	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2022

Dividend income (net of foreign taxes withheld of $218,557)	$2,741,279

Dividend income from affiliated investments	91,107

Interest and other income (net of foreign taxes withheld of $600,309)	72,959,108

Total investment income	$75,791,494

Expenses

Investment adviser fee	$11,294,388

Trustees’ fees and expenses	54,250

Custodian fee	818,800

Legal and accounting services	153,249

Interest expense and fees	314,104

Interest and dividend expense on securities sold short	1,486,484

Miscellaneous	31,067

Total expenses	$14,152,342

Deduct:

Waiver and/or reimbursement of expenses by affiliate	$150,936

Total expense reductions	$150,936

Net expenses	$14,001,406

Net investment income	$61,790,088

Realized and Unrealized Gain (Loss)

Net realized gain (loss):

Investment transactions (net of foreign capital gains taxes of $53)	$(38,843,453)

Investment transactions - affiliated investment	(26,308)

Securities sold short	(1,787,020)

Futures contracts	33,018,043

Swap contracts	129,408,400

Foreign currency transactions	(112,212,440)

Forward foreign currency exchange contracts	168,030,892

Non-deliverable bond forward contracts	(20,483,984)

Net realized gain	$157,104,130

Change in unrealized appreciation (depreciation):

Investments (including net decrease in accrued foreign capital gains taxes of $29,779)	$(303,331,286)

Securities sold short	8,031,102

Futures contracts	(1,451,468)

Swap contracts	91,440,789

Foreign currency	(2,205,623)

Forward foreign currency exchange contracts	(22,023,183)

Non-deliverable bond forward contracts	(92,210)

Net change in unrealized appreciation (depreciation)	$(229,631,879)

Net realized and unrealized loss	$(72,527,749)

Net decrease in net assets from operations	$(10,737,661)

53	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021

From operations:

Net investment income	$61,790,088	$163,892,797

Net realized gain (loss)	157,104,130	(45,072,641)

Net change in unrealized appreciation (depreciation)	(229,631,879)	61,571,718

Net increase (decrease) in net assets from operations	$(10,737,661)	$180,391,874

Capital transactions:

Contributions	$131,377,352	$424,628,148

Withdrawals	(584,964,783)	(1,018,584,474)

Net decrease in net assets from capital transactions	$(453,587,431)	$(593,956,326)

Net decrease in net assets	$(464,325,092)	$(413,564,452)

Net Assets

At beginning of period	$2,632,155,396	$3,045,719,848

At end of period	$2,167,830,304	$2,632,155,396

54	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Consolidated Financial Highlights

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2021	2020		2019		2018		2017

Ratios (as a percentage of average daily net assets):

Expenses(1)	1.17	%(2)(3)(4)	1.12%	1.11	%(3)	1.26	%(3)	1.11	%(3)	1.13%

Net investment income	5.19	%(2)	5.37%	5.69%		5.86%		5.09%		4.54%

Portfolio Turnover	40	%(5)	82%	80%		71%		75%		76%

Total Return	(0.69	)%(5)	5.94%	6.57	%(3)	8.22	%(3)	(7.08	)%(3)	5.65%

Net assets, end of period (000’s omitted)	$2,167,830		$2,632,155	$3,045,720		$3,331,278		$4,516,938		$4,067,979

(1)

Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.15%, 0.11%, 0.09%, 0.24%, 0.07% and 0.06% of average daily net assets for the six months ended April 30, 2022 and the years ended October 31, 2021, 2020, 2019, 2018 and 2017, respectively.

(2)	Annualized.

(3)

The investment adviser reimbursed certain operating expenses (equal to 0.01%, 0.04%, 0.05% and 0.03% of average daily net assets for the six months ended April 30, 2022 and the years ended October 31, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.

(4)	Includes a reduction by the investment adviser of a portion of its adviser fee (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

(5)	Not annualized.

55	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Macro Absolute Return Advantage Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2022, Eaton Vance Global Macro Absolute Return Advantage Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 78.2%, 20.8% and 1.0%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2022 were $17,409,848 or 0.8% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities, Futures Contracts and Currencies. Foreign securities, futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign futures contracts.

Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.

56

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Notes to Consolidated Financial Statements (Unaudited) — continued

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

57

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Notes to Consolidated Financial Statements (Unaudited) — continued

I  Futures Contracts — Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index, or commodity and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

K  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

L  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

M  Inflation Swaps — Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.

N  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

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O  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

P  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

Q  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

R  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked-to-market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

S  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Portfolio segregates liquid assets with the custodian equal to its obligations under the

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Notes to Consolidated Financial Statements (Unaudited) — continued

short sale. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

T  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, forms of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

U  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. The Portfolio and Subsidiary each pay BMR a fee computed at an annual rate as a percentage of its respective average daily net assets as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to $500 million	1.000%

$500 million but less than $1 billion	0.950%

$1 billion but less than $2.5 billion	0.925%

$2.5 billion but less than $5 billion	0.900%

$5 billion and over	0.880%

In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2022, the Portfolio’s investment adviser fee amounted to $11,294,388 or 0.95% (annualized) of the Portfolio’s consolidated average daily net assets. Effective April 26, 2022, the Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2022, the investment adviser fee paid was reduced by $1,034 relating to the Portfolio’s investment in the Liquidity Fund. Prior to April 26, 2022, the Portfolio may have invested its cash in Eaton Vance Cash Reserves Fund (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). EVM did not receive a fee for advisory services provided to Cash Reserves Fund. Pursuant to a voluntary expense reimbursement, BMR was allocated $149,902 of the Portfolio’s operating expenses for the six months ended April 30, 2022.

Pursuant to an investment sub-advisory agreement effective March 16, 2022, BMR has delegated a portion of the investment management of the Portfolio to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. EVAIL uses the portfolio management, research and other resources of its affiliate, MSIM Fund Management (Ireland) Limited (MSIM FMIL), to render investment advisory services to the Portfolio. MSIM FMIL has entered into a Memorandum of Understanding with EVAIL pursuant to which MSIM FMIL is considered a participating affiliate of the sub-adviser as that term is used in relief granted by the staff of the U.S. Securities and Exchange Commission allowing U.S. registered investment advisers to use portfolio management or research resources of unregistered advisory affiliates subject to the supervision of a U.S. registered adviser. BMR pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

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3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the six months ended April 30, 2022 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$899,837,208	$709,337,605

U.S. Government and Agency Securities	42,088,964	3,750,282

	$941,926,172	$713,087,887

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts and the Portfolio’s investment in the Subsidiary, at April 30, 2022, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,338,955,686

Gross unrealized appreciation	$143,130,719

Gross unrealized depreciation	(462,795,531)

Net unrealized depreciation	$(319,664,812)

5  Restricted Securities

At April 30, 2022, the Portfolio owned the following securities (representing 0.7% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date(s) of Acquisition	Shares	Cost	Value

Reinsurance Side Cars

Mt. Logan Re, Ltd., Series A-1	12/30/20	8,600	$8,600,000	$7,901,460

Sussex Capital, Ltd., Designated Investment Series 14, 12/21	1/24/22	1,114	—	1,101,713

Sussex Capital, Ltd., Series 14, Preference Shares	6/1/21	7,500	7,500,000	6,521,097

Total Restricted Securities			$16,100,000	$15,524,270

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2022 is included in the Consolidated Portfolio of Investments. At April 30, 2022, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

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In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

Equity Price Risk: The Portfolio enters into equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, inflation swaps, cross-currency swaps and option contracts to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2022, the fair value of derivatives with credit-related contingent features in a net liability position was $28,124,725. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $41,421,071 at April 30, 2022.

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2022 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2022. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

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The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2022 was as follows:

					Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity		Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$—		$—	$—	$—	$379,303	$379,303

Not applicable	853,756	*	34,879,389 *	29,644 *	50,121,502 *	138,811,788 *	224,696,079

Receivable for open forward foreign currency exchange contracts	—		—	—	20,647,547	—	20,647,547

Receivable/Payable for open swap contracts;

Upfront payments/receipts on open non-centrally cleared swap contracts	—		3,705,726	—	—	1,563,420	5,269,146

Receivable for open non-deliverable bond forward contracts	—		—	—	—	225,671	225,671

Total Asset Derivatives	$853,756		$38,585,115	$29,644	$70,769,049	$140,980,182	$251,217,746

Derivatives not subject to master netting or similar agreements	$853,756		$34,879,389	$29,644	$50,121,502	$138,811,788	$224,696,079

Total Asset Derivatives subject to master netting or similar agreements	$—		$3,705,726	$—	$20,647,547	$2,168,394	$26,521,667

Not applicable	$—		$(34,590,783)*	$—	$(47,831,327)*	$(61,000,007)*	$(143,422,117)

Payable for open forward foreign currency exchange contracts	—		—	—	(22,933,456)	—	(22,933,456)

Payable/Receivable for open swap contracts;

Upfront payments/receipts on open non-centrally cleared swap contracts	—		(2,223,454)	(399,305)	—	(530,079)	(3,152,838)

Payable for open non-deliverable bond forward contracts	—		—	—	—	(2,038,431)	(2,038,431)

Total Liability Derivatives	$—		$(36,814,237)	$(399,305)	$(70,764,783)	$(63,568,517)	$(171,546,842)

Derivatives not subject to master netting or similar agreements	$—		$(34,590,783)	$—	$(47,831,327)	$(61,000,007)	$(143,422,117)

Total Liability Derivatives subject to master netting or similar agreements	$—		$(2,223,454)	$(399,305)	$(22,933,456)	$(2,568,510)	$(28,124,725)

*

Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.

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The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2022.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Bank of America, N.A.	$3,353,795	$(3,353,795)	$—	$—	$—	$—

Barclays Bank PLC	2,281,839	(1,053,258)	(1,228,581)	—	—	—

BNP Paribas	4,653,751	(3,119,103)	(1,534,648)	—	—	—

Citibank, N.A.	3,937,128	(1,126,195)	—	—	2,810,933	—

Goldman Sachs International	2,123,401	(2,123,401)	—	—	—	—

ICBC Standard Bank PLC	536,478	(63,445)	—	(370,000)	103,033	370,000

JPMorgan Chase Bank, N.A.	2,187,513	(566,831)	—	(1,620,682)	—	6,300,000

Standard Chartered Bank	4,355,086	(4,355,086)	—	—	—	—

State Street Bank and Trust Company	40,423	—	—	—	40,423	—

UBS AG	3,052,253	(1,599,874)	(937,303)	—	515,076	—

	$26,521,667	$(17,360,988)	$(3,700,532)	$(1,990,682)	$3,469,465	$6,670,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Bank of America, N.A.	$(4,022,799)	$3,353,795	$669,004	$—	$—	$—

Barclays Bank PLC	(1,053,258)	1,053,258	—	—	—	—

BNP Paribas	(3,119,103)	3,119,103	—	—	—	—

Citibank, N.A.	(1,126,195)	1,126,195	—	—	—	2,544,145

Credit Agricole Corporate and Investment Bank	(256,130)	—	239,994	—	(16,136)	—

Deutsche Bank AG	(183,507)	—	131,977	—	(51,530)	—

Goldman Sachs International	(6,919,078)	2,123,401	4,795,677	—	—	—

HSBC Bank USA, N.A.	(15,000)	—	15,000	—	—	—

ICBC Standard Bank PLC	(63,445)	63,445	—	—	—	—

JPMorgan Chase Bank, N.A.	(566,831)	566,831	—	—	—	—

Nomura International PLC	(47,877)	—	47,877	—	—	—

Standard Chartered Bank	(9,151,628)	4,355,086	4,796,542	—	—	—

UBS AG	(1,599,874)	1,599,874	—	—	—	—

	$(28,124,725)	$17,360,988	$10,696,071	$—	$(67,666)	$2,544,145

Total — Deposits for derivatives collateral — OTC derivatives						$9,214,145

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

64

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Notes to Consolidated Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2022 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Net realized gain (loss):

Investment transactions	$—	$—	$—	$—	$(6,323,036)	$(6,323,036)

Futures contracts	10,659,366	—	1,787,548	—	20,571,129	33,018,043

Swap contracts	(22,705,684)	137,004,532	(499,053)	2,356	15,606,249	129,408,400

Forward foreign currency exchange contracts	—	—	—	168,030,892	—	168,030,892

Non-deliverable bond forward contracts	—	—	—	—	(20,483,984)	(20,483,984)

Total	$(12,046,318)	$137,004,532	$1,288,495	$168,033,248	$9,370,358	$303,650,315

Change in unrealized appreciation (depreciation):

Investments	$—	$—	$—	$—	$5,750,578	$5,750,578

Futures contracts	853,756	—	(1,063,196)	—	(1,242,028)	(1,451,468)

Swap contracts	6,506,802	15,833,792	(1,913,126)	—	71,013,321	91,440,789

Forward foreign currency exchange contracts	—	—	—	(22,023,183)	—	(22,023,183)

Non-deliverable bond forward contracts	—	—	—	—	(92,210)	(92,210)

Total	$7,360,558	$15,833,792	$(2,976,322)	$(22,023,183)	$75,429,661	$73,624,506

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2022, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Non-Deliverable Bond Forward Contracts	Purchased Swaptions

$71,188,000	$381,781,000	$5,132,636,000	$288,692,000	$125,750,000

Purchased Call Options	Swap Contracts

$1,817,900,000	$6,966,624,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

65

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Notes to Consolidated Financial Statements (Unaudited) — continued

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2022.

8  Investments in Affiliated Funds

At April 30, 2022, the value of the Portfolio’s investment in affiliated funds was $111,785,737, which represents 5.2% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the six months ended April 30, 2022 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/ Shares, end of period

Short-Term Investments

Cash Reserves Fund	$244,492,544	$1,346,185,859	$(1,590,652,095)	$(26,308)	$—	$—	$86,799	—

Liquidity Fund	—	125,475,915	(13,690,178)	—	—	111,785,737	4,308	111,785,737

Total				$(26,308)	$—	$111,785,737	$91,107

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2022, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Asset-Backed Securities	$—	$47,580,994		$—	$47,580,994

Collateralized Mortgage Obligations	—	44,312,389		—	44,312,389

Common Stocks	26,128,864	100,016,736	*	411,804	126,557,404

Convertible Bonds	—	7,928,465		—	7,928,465

Foreign Corporate Bonds	—	205,082,109		0	205,082,109

Loan Participation Notes	—	—		51,337,743	51,337,743

Reinsurance Side Cars	—	—		24,405,980	24,405,980

Senior Floating-Rate Loans	—	7,885,015		906,940	8,791,955

Sovereign Government Bonds	—	957,017,746		102,062,643	1,059,080,389

66

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Notes to Consolidated Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total

Sovereign Loans	$—	$159,766,502	$—	$159,766,502

U.S. Government Guaranteed Small Business

Administration Loans	—	21,656,256	—	21,656,256

Warrants	96,425	—	—	96,425

Short-Term Investments:

Affiliated Fund	111,785,737	—	—	111,785,737

Repurchase Agreements	—	31,730,948	—	31,730,948

U.S. Treasury Obligations	—	54,992,270	—	54,992,270

Purchased Call Options	—	379,303	—	379,303

Total Investments	$138,011,026	$1,638,348,733	$179,125,110	$1,955,484,869

Forward Foreign Currency Exchange Contracts	$—	$70,769,049	$—	$70,769,049

Non-Deliverable Bond Forward Contracts	—	225,671	—	225,671

Futures Contracts	8,220,768	29,644	—	8,250,412

Swap Contracts	—	171,593,311	—	171,593,311

Total	$146,231,794	$1,880,966,408	$179,125,110	$2,206,323,312

Liability Description

Securities Sold Short	$—	$(29,475,674)	$—	$(29,475,674)

Forward Foreign Currency Exchange Contracts	—	(70,764,783)	—	(70,764,783)

Non-Deliverable Bond Forward Contracts	—	(2,038,431)	—	(2,038,431)

Futures Contracts	(550)	—	—	(550)

Swap Contracts	—	(98,743,078)	—	(98,743,078)

Total	$(550)	$(201,021,966)	$—	$(201,022,516)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Senior Floating- Rate Loans	Investments in Foreign Corporate Bonds	Investments in Loan Participation Notes	Investments in Common Stocks	Investments in Reinsurance Side Cars*	Investments in Sovereign Government Bonds	Total

Balance as of October 31, 2021	$977,300	$0	$55,266,184	$390,302	$22,146,350	$—	$78,780,136

Realized gains (losses)	—	—	—	—	—	(2,722,802)	(2,722,802)

Change in net unrealized appreciation (depreciation)	(144,307)	—	(4,390,204)	21,502	129,630	(143,748,357)	(148,131,736)

Cost of purchases	—	—	—	—	7,100,000	34,373,967	41,473,967

Proceeds from sales, including return of capital	—	—	—	—	(4,970,000)	(37,257,452)	(42,227,452)

Accrued discount (premium)	73,947	—	461,763	—	—	548,992	1,084,702

Transfers to Level 3	—	—	—	—	—	250,868,295	250,868,295

Transfers from Level 3	—	—	—	—	—	—	—

Balance as of April 30, 2022	$906,940	$0	$51,337,743	$411,804	$24,405,980	$102,062,643	$179,125,110

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2022	$(144,307)	$—	$(4,390,204)	$21,502	$178,336	$(122,292,996)	$(126,627,669)

*	The Portfolio’s investments in Reinsurance Side Cars were primarily valued on the basis of broker quotations.

67

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Notes to Consolidated Financial Statements (Unaudited) — continued

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of April 30, 2022:

Type of Investment	Fair Value as of April 30, 2022	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*

Common Stocks	$411,804	Market Approach	EBITDA Multiple Discount Rate	15%	Decrease

Foreign Corporate Bonds	0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase

Loan Participation Notes	51,337,743	Matrix Pricing	Ajdusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	3.98%	Decrease

Senior Floating-Rate Loans	906,940	Market Approach	Discount Rate	10%	Decrease

Sovereign Government Bonds	102,062,643	Third Party Indication of Value	Foreign Currency Exchange Rate	33.30 UAH/USD	Decrease

*

Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

10  Risks and Uncertainties

Risks Associated with Foreign Investments

Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.

Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

On February 24, 2022, Russia launched an invasion of Ukraine, following rising tensions over the buildup of Russian troops along the Ukrainian border and joint military exercises by Russia with Belarus. In response to the invasion, many countries, including the U.S., have imposed economic sanctions on Russian governmental institutions, Russian entities, and Russian individuals. The conflict and sanctions have had a negative impact on the Russian economy, on the Russian currency, and on investments having exposure to Russia, Belarus and Ukraine. The conflict could also have a significant effect on investments outside the region. The duration and extent of the military conflict with Russia and the related sanctions cannot be predicted at this time.

LIBOR Transition Risk

Certain instruments held by the Portfolio may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021, and is expected to cease publishing the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well-defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.

68

Global Macro Absolute Return Advantage Portfolio

April 30, 2022

Notes to Consolidated Financial Statements (Unaudited) — continued

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

69

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2022

Officers and Trustees

Officers of Eaton Vance Global Macro Absolute Return Advantage Fund

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Jill R. Damon

Secretary

Richard F. Froio

Chief Compliance Officer

Officers of Global Macro Absolute Return Advantage Portfolio

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Jill R. Damon

Secretary

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Global Macro Absolute Return Advantage Fund and Global Macro Absolute Return Advantage Portfolio

George J. Gorman

Chairperson

Alan C. Bowser**

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

Nancy A. Wiser**

*	Interested Trustee
**	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.

70

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

71

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

72

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

73

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Investment Adviser of Global Macro Absolute Return Advantage Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Advantage Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Eaton Vance Advisers International Ltd.

125 Old Broad Street

London, EC2N 1AR

United Kingdom

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7772    4.30.22

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Absolute Return Advantage Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 23, 2022

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 23, 2022